As filed with the Securities and Exchange Commission on April 28, 2000
                                                      Registration No. 033-76582
                                                       Registration No. 811-8420


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [   ]
                      Pre-Effective Amendment No.                      [   ]

                      Post-Effective Amendment No. 11                  [ X ]

                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 20                                 [ X ]

                        (Check appropriate box or boxes)

-------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800

-------------------------------------------------------------------------------

                                                 Copy to:
DONALD J. WUEBBLING, ESQ.                        MARK H. LONGENECKER, ESQ.
400 Broadway                                     Frost & Jacobs LLP
Cincinnati, Ohio 45202                           2500 PNC Center
(Name and Address of Agent for Service)          201 East Fifth Street
                                                 Cincinnati, Ohio 45202

-------------------------------------------------------------------------------

        Approximate Date of Proposed Public Offering: Continuous Offering


It is proposed that this filing will become effective (check appropriate box)
   ___ immediately upon filing pursuant to paragraph (b) of rule 485
   XX  on May 1, 2000 pursuant to paragraph (b) of Rule 485
   ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ___ on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:
   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Touchstone Gold Variable Annuity Contracts



           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                        TOUCHSTONE GOLD VARIABLE ANNUITY

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(A)


FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------------------------------------------ ----------------------------------------


1.       Cover Page                                          Cover Page

2.       Definitions                                         Glossary

3.       Synopsis
         (a)      Fee and Expense Tables                     Fee and Expense Tables
         (b)      Synopsis                                   Summary

4.       Condensed Financial Information
         (a)      Accumulation Unit Values                   Accumulation Unit Values, Supplement A
         (b)      Performance Information                    Performance Information
         (c)      Financial Statements                       Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies
         (a)      Depositor                                  WSLAC and Separate Account 1
         (b)      Registrant                                 WSLAC and Separate Account 1
         (c)      Portfolio Company                          Information about the Investment Options
         (d)      Prospectus                                 Information about the Investment Options
         (e)      Voting                                     Voting Rights
         (f)      Administrator                              Service Providers

6.       Deductions and Expenses
         (a)      Deductions                                 Charges
         (b)      Sales load                                 Charges
         (c)      Special purchase plans                     Purchasing Your Contract
         (d)      Commissions                                Service Providers
         (e)      Portfolio company expenses                 Information about the Investment Options
         (f)      Registrant's expenses                      Charges

7.       General Description of Variable Annuity Contracts
         (a)      Rights                                     Other Information about Your Contract
         (b)      Allocations, transfers and exchanges       Purchasing Your Contract, Transferring Your Money

                                       i


FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------------------------------------------ ----------------------------------------


         (c)      Changes in contracts or operations         Information about the Investment Options
         (d)      Contract owner inquiries                   Summary

8.       Annuity Period
         (a)      Level of benefits                          Annuity Income Payment Options
         (b)      Annuity commencement date                  Annuity Income Payment Options
         (c)      Annuity payments                           Annuity Income Payment Options
         (d)      Assumed investment return                  Not applicable
         (e)      Minimums                                   Annuity Income Payment Options
         (f)      Rights to change options or
                  transfer contract value                    Annuity Income Payment Options

9.       Death Benefit
         (a)      Death benefit calculation                  Guaranteed Death Benefit
         (b)      Forms of benefits                          Guaranteed Death Benefit

10.      Purchases and Contract Value
         (a)      Procedures for purchases                   Purchasing Your Contract
         (b)      Accumulation unit values                   Accumulation Unit Values; Supplement A
         (c)      Calculation of accumulation unit values    Valuation of Your Investments
         (d)      Principal underwriter                      Service Providers

11.      Redemptions

         (a)      Redemption procedures                      Accessing Your Money, Annuity Income Payments Options
         (b)      Texas Optional Retirement Program          Supplement C
         (c)      Delay                                      Accessing Your Money, Other Information about Your Contract
         (d)      Lapse                                      Other Information about Your Contract
         (e)      Revocation rights                          Purchasing Your Contract

12.      Taxes
         (a)      Tax consequences                           Federal Income Tax Information, Supplement B, Supplement C

                                       ii


FORM N-4 PART A ITEM NO.                                     HEADING IN PROSPECTUS
------------------------------------------------------------ ----------------------------------------


         (b)      Qualified plans                            Federal Income Tax Information, Supplement B, Supplement C
         (c)      Impact of taxes                            Federal Income Tax Information, Supplement B, Supplement C

13.      Legal Proceedings                                   Not Applicable

14.      Table of Contents for Statement of
         Additional Information                              Table of Contents of Statement of Additional Information


FORM N-4 PART B ITEM NO.                                     HEADING IN SAI OR PROSPECTUS
------------------------------------------------------------ ----------------------------------------


15.      Cover Page                                          Cover Page (SAI)

16.      Table of Contents                                   Table of Contents (SAI)

17.      General Information and History
         (a)      Name change                                Not Applicable
         (b)      Attribution of assets                      Not Applicable
         (c)      Control of depositor                       WSLAC and Separate Account 1 (Prospectus)

18.      Services
         (a)      Fees, expenses and costs                   Not Applicable
         (b)      Management-related services                Service Providers
         (c)      Custodian and independent
                  public accountant                          Independent Accountants (SAI)
         (d)      Other custodianship                        Not Applicable
         (e)      Affiliated service agents                  Not Applicable
         (f)      Depositor as principal underwriter         Not Applicable

19.      Purchase of Securities Being Offered
         (a)      Manner of offering                         Distribution of the Contracts (SAI),
                                                             Service Providers (Prospectus)
         (b)      Sales Load                                 Charges (Prospectus)

20.      Underwriters                                        Distribution of the Contracts (SAI),
                                                             Service Providers (Prospectus)

21.      Calculation of Performance Data                     Sub-Account Performance (SAI)

22.      Annuity Payments                                    Fixed Annuity Income Payments (SAI)

23.      Financial Statements

                                      iii



FORM N-4 PART B ITEM NO.                                     HEADING IN SAI OR PROSPECTUS
------------------------------------------------------------ ----------------------------------------


         (a)      Registrant                                 Financial Statements (SAI)
         (b)      Depositor                                  Financial Statements (SAI)


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

TOUCHSTONE GOLD VARIABLE ANNUITY


                                                                      PROSPECTUS
                                                                     MAY 1, 2000


Western-Southern Life Assurance Company
Separate Account I

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


You tell us how to invest your payments. Your investment options include 18 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:

o AIM V.I. Growth                              o Touchstone Emerging Growth
o AIM V.I. Government Securities               o Touchstone International Equity
o Alger American Small Capitalization          o Touchstone High Yield
o Alger American Growth                        o Touchstone Value Plus
o Deutsche VIT Equity 500 Index                o Touchstone Growth & Income
o MFS VIT Emerging Growth                      o Touchstone Enhanced 30
o MFS VIT Growth with Income                   o Touchstone Balanced
o PIMCO Long-Term U.S. Government Bond         o Touchstone Bond
o Touchstone Small Cap Value                   o Touchstone Standby Income

The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.

The Statement of Additional Information dated May 1, 2000 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 50 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.


No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

  Table Of Contents



Table Of Contents



                                                                        Page

Cover Page...............................................................  1

Table Of Contents........................................................  3

Glossary.................................................................  4

Fee And Expense Tables...................................................  5

Summary.................................................................   8

Purchasing Your Contract................................................  10

Transferring Your Money.................................................  12

Accessing Your Money....................................................  14

Charges.................................................................  17

Information About The Investment Options................................  20

Valuation Of  Your Investments..........................................  23

Performance Information.................................................  24

Annuity Income Payment Options..........................................  25

Guaranteed Death Benefit................................................  28

WSLAC And Separate Account 1............................................  29

Underwriter.............................................................  30

Voting Rights...........................................................  31

Other Information About Your Contract...................................  32

Federal Income Tax Information..........................................  34

Supplement A: Accumulation Unit Values..................................  40

Supplement B: Section 401 Plans and Section 403(b) Plans................  42

Supplement C: State of Texas Optional Retirement Program................  47

Table Of Contents For Statement Of Additional Information...............  50


3



                   Touchstone GOLD Variable Annuity Prospectus

  Glossary

Glossary




 ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.

 ANNUITANT
--------------------------------------------------------------------------------
  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

 CODE
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.

 CONTRACT
--------------------------------------------------------------------------------
  The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 CONTRACT DATE
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 CONTRACT VALUE
--------------------------------------------------------------------------------
  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

 CONTRACT YEAR
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.

 FIXED ACCOUNT
--------------------------------------------------------------------------------
  An option that provides a fixed rate of interest.

 FUND
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 INCOME DATE
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.

 SUB-ACCOUNT
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 SURRENDER VALUE
--------------------------------------------------------------------------------
  The Contract Value minus any surrender charges and contract maintenance charge.

 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.


 YOU AND YOUR
--------------------------------------------------------------------------------
  The owner of the Contract.



  4


                   Touchstone GOLD Variable Annuity Prospectus

  Fee And Expense Tables

Fee And Expense Tables


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a contract. More complete information about these fees and expenses is located in the "Charges" section of this Prospectus on pages 17 through 19.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge (Surrender Charge)           7.00%

(as a percentage of amount surrendered or withdrawn)*
Annual Contract Maintenance Charge**                                 $35.00


                                                 Sub-Account
                                               Annual Expenses
                                             (as a percentage of
                                           average account value)

    Mortality and Expense Risk Charges             1.20%
------------------------------------------------------------------
        Contract Administration Charge             0.15%
------------------------------------------------------------------
                                 Total             1.35%
------------------------------------------------------------------



                                                     Fund Expenses
                                    (as a percentage of average daily net assets
                                         and after expense reimbursement)* * *

                                      Advisor           Other             Total
                                        Fee            Expenses         Expenses

                AIM V.I. Growth         0.63%            0.10%            0.73%
-------------------------------------------------------------------------------
 AIM V.I. Government Securities         0.50%            0.40%            0.90%
                Alger American
           Small Capitalization         0.85%            0.05%            0.90%
          Alger American Growth         0.75%            0.04%            0.79%
-------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index         0.20%            0.10%            0.30%
-------------------------------------------------------------------------------
        MFS VIT Emerging Growth         0.75%            0.09%            0.84%
     MFS VIT Growth with Income         0.75%            0.13%            0.88%
               PIMCO Long-Term
           U.S. Government Bond         0.40%            0.25%            0.65%
-------------------------------------------------------------------------------
     Touchstone Small Cap Value         0.80%            0.20%            1.00%
-------------------------------------------------------------------------------
     Touchstone Emerging Growth         0.80%            0.35%            1.15%
Touchstone International Equity         0.95%            0.30%            1.25%
          Touchstone High Yield         0.60%            0.20%            0.80%
          Touchstone Value Plus         0.75%            0.40%            1.15%
     Touchstone Growth & Income         0.80%            0.05%            0.85%
         Touchstone Enhanced 30         0.65%            0.10%            0.75%
            Touchstone Balanced         0.80%            0.10%            0.90%
                Touchstone Bond         0.55%            0.20%            0.75%
      Touchstone Standby Income         0.25%            0.25%            0.50%


* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.
* * In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.
* * * Since the Touchstone Small Cap Value, High Yield and Enhanced 30 Funds commenced operations in 1999, expenses for these Funds in this table and the following table are based on estimates.



5


                   Touchstone GOLD Variable Annuity Prospectus

  Fee And Expense Tables

The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The advisors or custodians that have agreed to limit the expenses paid by one or more of the Funds are:


          o Bankers Trust Company has agreed to waive its advisory fee and to reimburse the Deutsche VIT Equity 500 Index Fund so that the Fund's total operating expenses will not exceed 0.30%.

          o Pacific Investment Management Company has agreed to reduce its administrative fee, subject to potential future reimbursement, to the extent that total expenses of the PIMCO Fund would exceed 0.65%.

          o Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse each of the Touchstone Funds so that each Fund's expenses do not exceed the percentage listed for that Fund in this table. The agreement will remain in place until at least December 31, 2000.

If these advisors did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse expenses, the "Total Expenses" column in this table will be the same as the "Total Expenses" column in the preceding table.


                                                      Total Expenses
                                                  (Before reimbursement)

                           AIM V.I. GROWTH                  0.73%
------------------------------------------------------------------------------
            AIM V.I. GOVERNMENT SECURITIES                  0.90%
------------------------------------------------------------------------------
       ALGER AMERICAN SMALL CAPITALIZATION                  0.90%
------------------------------------------------------------------------------
                     ALGER AMERICAN GROWTH                  0.79%
------------------------------------------------------------------------------
             DEUTSCHE VIT EQUITY 500 INDEX                  0.43%
------------------------------------------------------------------------------
                   MFS VIT EMERGING GROWTH                  0.84%
------------------------------------------------------------------------------
                MFS VIT GROWTH WITH INCOME                  0.88%
------------------------------------------------------------------------------
      PIMCO LONG-TERM U.S. GOVERNMENT BOND                  0.71%
------------------------------------------------------------------------------
                TOUCHSTONE SMALL CAP VALUE                  2.03%*
------------------------------------------------------------------------------
                TOUCHSTONE EMERGING GROWTH                  1.42%
------------------------------------------------------------------------------
           TOUCHSTONE INTERNATIONAL EQUITY                  1.84%
------------------------------------------------------------------------------
                     TOUCHSTONE HIGH YIELD                  1.53%*
------------------------------------------------------------------------------
                     TOUCHSTONE VALUE PLUS                  2.37%
------------------------------------------------------------------------------
                TOUCHSTONE GROWTH & INCOME                  1.28%
------------------------------------------------------------------------------
                    TOUCHSTONE ENHANCED 30                  1.77%*
------------------------------------------------------------------------------
                       TOUCHSTONE BALANCED                  1.35%
------------------------------------------------------------------------------
                           TOUCHSTONE BOND                  1.07%
------------------------------------------------------------------------------
                 TOUCHSTONE STANDBY INCOME                  0.87%
------------------------------------------------------------------------------

                                                        * Ratios are annualized.


Examples
These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.

The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses" in the "Fund Expenses" table. Your actual costs may be higher or lower than the costs shown in the examples.

                   Touchstone GOLD Variable Annuity Prospectus

  Fee And Expense Tables

--------------------------------------------------------------------------------
    Example 1   This example assumes that you surrender your Contract at the end of the applicable time period.
--------------------------------------------------------------------------------

                                         1 Year   3 Years   5 Years  10 Years

AIM V.I. Growth                           $93      $124       $156     $257
AIM V.I. Government Securities            $94      $129       $165     $275
Alger American Small Capitalization       $94      $129       $165     $275
Alger American Growth                     $93      $126       $159     $263
Deutsche VIT Equity 500 Index             $88      $111       $133     $211
MFS VIT Emerging Growth                   $94      $127       $162     $269
MFS VIT Growth with Income                $94      $129       $164     $273
PIMCO Long-Term U.S. Government Bond      $92      $122       $152     $248
Touchstone Small Cap Value                $96      $132          *        *
Touchstone Emerging Growth                $97      $137       $178     $301
Touchstone International Equity           $98      $140       $183     $311
Touchstone High Yield                     $93      $126          *        *
Touchstone Value Plus                     $97      $137       $178     $301
Touchstone Growth & Income                $94      $128       $162     $270
Touchstone Enhanced 30                    $93      $125          *        *
Touchstone Balanced                       $94      $129       $165     $275
Touchstone Bond                           $93      $125       $157     $259
Touchstone Standby Income                 $90      $117       $144     $232


--------------------------------------------------------------------------------
    Example 2   This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.
--------------------------------------------------------------------------------
                                         1 Year   3 Years   5 Years  10 Years

AIM V.I. Growth                           $93       $70       $120     $257
AIM V.I. Government Securities            $94       $75       $129     $275
Alger American Small Capitalization       $94       $75       $129     $275
Alger American Growth                     $93       $72       $123     $263
Deutsche VIT Equity 500 Index             $88       $57       $ 97     $211
MFS VIT Emerging Growth                   $94       $73       $126     $269
MFS VIT Growth with Income                $94       $75       $128     $273
PIMCO Long-Term U.S. Government Bond      $92       $68       $116     $248
Touchstone Small Cap Value                $96       $78          *        *
Touchstone Emerging Growth                $97       $83       $142     $301
Touchstone International Equity           $98       $86       $147     $311
Touchstone High Yield                     $93       $72          *        *
Touchstone Value Plus                     $97       $83       $142     $301
Touchstone Growth & Income                $94       $74       $126     $270
Touchstone Enhanced 30                    $93       $71          *        *
Touchstone Balanced                       $94       $75       $129     $275
Touchstone Bond                           $93       $71       $121     $259
Touchstone Standby Income                 $90       $63       $108     $232


--------------------------------------------------------------------------------
    Example 3 This example assumes that you do not surrender your Contract.
--------------------------------------------------------------------------------
                                         1 Year   3 Years   5 Years  10 Years

AIM V.I. Growth                           $23       $70       $120     $257
AIM V.I. Government Securities            $24       $75       $129     $275
Alger American Small Capitalization       $24       $75       $129     $275
Alger American Growth                     $23       $72       $123     $263
Deutsche VIT Equity 500 Index             $18       $57       $ 97     $211
MFS VIT Emerging Growth                   $24       $73       $126     $269
MFS VIT Growth with Income                $24       $75       $128     $273
PIMCO Long-Term U.S. Government Bond      $22       $68       $116     $248
Touchstone Small Cap Value                $26       $78          *        *
Touchstone Emerging Growth                $27       $83       $142     $301
Touchstone International Equity           $28       $86       $147     $311
Touchstone High Yield                     $23       $72          *        *
Touchstone Value Plus                     $27       $83       $142     $301
Touchstone Growth & Income                $24       $74       $126     $270
Touchstone Enhanced 30                    $23       $71          *        *
Touchstone Balanced                       $24       $75       $129     $275
Touchstone Bond                           $23       $71       $121     $259
Touchstone Standby Income                 $20       $63       $108     $232



* Information is shown only for Funds with 10 months of operations.


7

                   Touchstone GOLD Variable Annuity Prospectus

  Summary

Summary


This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 10 through 33 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


How the Contract Works
The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.

Who Should Purchase the Contract
The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

Purchasing a Contract
You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

Selecting Your Investment Options
You can allocate your purchase payments among the following investment options.

Sub-Accounts
The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.


o AIM V.I. Growth                          o Touchstone Emerging Growth
o AIM V.I. Government Securities           o Touchstone International Equity
o Alger American Small Capitalization      o Touchstone High Yield
o Alger American Growth                    o Touchstone Value Plus
o Deutsche VIT Equity 500 Index            o Touchstone Growth & Income
o MFS VIT Emerging Growth                  o Touchstone Enhanced 30
o MFS VIT Growth with Income               o Touchstone Balanced
o PIMCO Long-Term U.S. Government Bond     o Touchstone Bond
o Touchstone Small Cap Value               o Touchstone Standby Income



8


                   Touchstone GOLD Variable Annuity Prospectus

  Summary

Fixed Account
The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

Transferring Among Investment Options
You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.


Accessing Your Money
You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.


Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

Charges and Fees
A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees. Some charges and fees do not apply to money invested in the Fixed Account.

10-Day Review Period
You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Additional Information
Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).


Accumulation Unit Values
The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2000, are shown in Supplement A on pages 40 and 41.



9

                   Touchstone GOLD Variable Annuity Prospectus

  Purchasing Your Contract

Purchasing Your Contract

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimumand Maximum Purchase Payments

          o    You can purchase a Contract for $2,000 or more.

          o A purchase of over $500,000 may be made with prior approval from Touchstone.

          o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.

          o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100.

          o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-Day Review Period
You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. The state where you live may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

Investment Options
You decide how to allocate your purchase payments by selecting from the following investment options.


Sub-Accounts
o AIM V.I. Growth                           o Touchstone Emerging Growth
o AIM V.I. Government Securities            o Touchstone International Equity
o Alger American Small Capitalization       o Touchstone High Yield
o Alger American Growth                     o Touchstone Value Plus
o Deutsche VIT Equity 500 Index             o Touchstone Growth & Income
o MFS VIT Emerging Growth                   o Touchstone Enhanced 30
o MFS VIT Growth with Income                o Touchstone Balanced
o PIMCO Long-Term U.S. Government Bond      o Touchstone Bond
o Touchstone Small Cap Value                o Touchstone Standby Income



10


                   Touchstone GOLD Variable Annuity Prospectus

  Purchasing Your Contract

Fixed Account

       o One year fixed return of at least 3%.
Allocation of Purchase Payments
Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:


          o Allocate at least 1% of your initial purchase payment to each investment option you choose.

          o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.


          o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

Step 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

Give the representative the following information:

          o    Your Social Security number

          o Your Contract number or other precise information that identifies your Contract

          o    Your allocation instructions

Allocation Changes in Writing. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

          o Your Contract number or other precise information that identifies your Contract

          o    Your allocation instructions


  [SIDEBAR]: oooYou should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.


  11

                   Touchstone GOLD Variable Annuity Prospectus

  Transferring Your Money

Transferring Your Money

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers:

          o    Each transfer must be at least $250.


          o The allocation to each investment option must be at least 1% of the total transfer amount.

          o    You can transfer money among the Sub-Accounts once every 30 days.

          o You can transfer from the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.

          o You can transfer to the Fixed Account only once each Contract Year, transferring an unlimited amount.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.


Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

Give the representative the following information:

          o    Your Social Security number

          o Your Contract number or other precise information that identifies your Contract

          o    Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

          o Your Contract number or other precise information that identifies your Contract

          o    Your transfer instructions


Third Party Authorization


You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.



12

                   Touchstone GOLD Variable Annuity Prospectus

  Transferring Your Money


Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

          o    A specific dollar amount

          o A specific percentage of your money in the Touchstone Standby Income Sub-Account or the Fixed Account

          o Earnings in the Touchstone Standby Income Sub-Account or the Fixed Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

          o    Your ContractValue must be at least $10,000.

          o Dollar cost averaging transfers must continue for at least 12 months.

          o    Each transfer must be at least $200.


          o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.


Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.


  [SIDEBAR]:   oooDollar CostAveraging
--------------------------------------------------------------------------------
  Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.


  13


                   Touchstone GOLD Variable Annuity Prospectus

  Accessing Your Money

Accessing Your Money

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 18.

Partial Withdrawals
To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

          o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

          o    Each withdrawal must be at least $250.

          o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.


If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.


Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 15. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

Canceling Your Contract
You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


14

                   Touchstone GOLD Variable Annuity Prospectus

  Accessing Your Money

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

Penalty Taxes
If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 36.

Accessing Your Money Without Paying Surrender Charges
To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

Purchase Payments Invested for 7 Years. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.


Free Amounts. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your eligible purchase payments that have not been already withdrawn. These amounts are called free amounts.


Withdrawal of Earnings. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

Medical Care Access. We waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital for 30 days or more after the Contract Date at the time of the withdrawal.

Death Benefits. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

Annuity Income Payments. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.


15

                   Touchstone GOLD Variable Annuity Prospectus

  Accessing Your Money


Processing Withdrawals
When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone International Equity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone International Equity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).


If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

          o The New York Stock Exchange is closed on a day that it normally would be open.

          o    Trading on the New York Stock Exchange is restricted.

          o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

          o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.


  16

                   Touchstone GOLD Variable Annuity Prospectus

  Charges

Charges

Administrative Charges
We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.



------------------------------------------------------------------------------
                       Contract Maintenance           Contract Administration
                              Charge                          Charge

                    o On the anniversary of your     o On each day the New
                      Contract Date each year          York Stock Exchange
                      until annuity payments           is open for trading.
                      begin.
                    o The date we start annuity
                      payments.
                    o The date you completely
   When Charged?      surrender your Contract.
------------------------------------------------------------------------------

                    o $35 each year during the       o The effective annual
                      first 10 years of your           rate of the charge is
                      Contract.                        0.15%.
                    o After the 10th anniversary
                      of your Contract Date,
                      the lesser of $35 and 0.17%
                      of your ContractValue
                      on each subsequent anniversary
How Much Charged?     of your Contract Date.
------------------------------------------------------------------------------

                    o We reduce your Contract        o We deduct this charge
                      Value.The number of              from the Accumulation
                      Accumulation Units you           UnitValue of each Sub-
                      own in each Sub-Account          Account.We do not
                      is reduced and the value of      impose this charge on
                      your investment in the           your money in the Fixed
                      Fixed Account is reduced         Account.
     How Charged?     on a pro-rata basis.
------------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

Mortality and Expense Risk Charges
We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.


17


                   Touchstone GOLD Variable Annuity Prospectus

  Charges

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

Calculating the Surrender Charge

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

          o    Free amounts

          o    Purchase payments that have been invested for more than 7 years

          o Other purchase payments in the order in which we received them, starting with the oldest purchase payment

          o    Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:



              Completed Years from
            Date of Purchase Payment                   Surrender Charge

    Less than 1 year.......................     7% of the purchase payment

    1 year but less than 2 years...........     7% of the purchase payment

    2 years but less than 3 years..........     6% of the purchase payment

    3 years but less than 4 years..........     5% of the purchase payment

    4 years but less than 5 years..........     4% of the purchase payment

    5 years but less than 6 years..........     2% of the purchase payment

    6 years but less than 7 years..........     1% of the purchase payment

    7 years or more........................                           None


We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.


18


                   Touchstone GOLD Variable Annuity Prospectus

  Charges

Reduced Surrender Charges for Certain Contracts
Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

Premium Taxes
Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

          o    We pay the premium tax

          o    You surrender or withdraw money from your Contract

          o    The death benefit is paid o Annuity payments begin


19

                   Touchstone GOLD Variable Annuity Prospectus

  INFORMATION ABOUT THE INVESTMENT OPTIONS

Information About The Investment Options

The Sub-Accounts and the Funds
Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:




                                       Investment Objective                   Advisors/Sub-Advisors

           AIM V.I. Growth    The Fund seeks to provide growth of capital.     AIM Advisors, Inc.
----------------------------------------------------------------------------------------------------------------

                  AIM V.I.    The Fund seeks to achieve a high level of
                Government    current income consistent with reasonable
                Securities    concern for safety of principal.                 AIM Advisors, Inc.
----------------------------------------------------------------------------------------------------------------

            Alger American    The Fund seeks to provide long-term
      Small Capitalization    capital appreciation.                            Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------

                     Alger    The Fund seeks to provide long-term
           American Growth    capital appreciation.                            Fred Alger Management, Inc.
----------------------------------------------------------------------------------------------------------------

              DEUTSCHE VIT    The Fund seeks to match the
          EQUITY 500 INDEX    performance of the S&P 500.                      Bankers Trust Company
----------------------------------------------------------------------------------------------------------------

                   MFS VIT    The Fund seeks to provide long-term              Massachusetts Financial
           Emerging Growth    growth of capital.                               Services Company
----------------------------------------------------------------------------------------------------------------

                              The Fund seeks to provide reasonable
            MFS VIT Growth    current income and long-term                     Massachusetts Financial
               with Income    capital and income growth.                       Services Company
----------------------------------------------------------------------------------------------------------------

                              The Fund seeks to maximize total
           PIMCO Long-Term    return, consistent with the
           U.S. Government    preservation of capital and                      Pacific Investment
                      Bond    prudent investment management.                   Management Company
----------------------------------------------------------------------------------------------------------------

                Touchstone    The Fund seeks long-term growth
           Small Cap Value    of capital.                                      Todd Investment Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------

                              The Fund seeks to increase the value of          David L. Babson & Company, Inc.*
                Touchstone    its shares as a primary goal and to earn         Westfield Capital Management
           Emerging Growth    income as a secondary goal.                      Company, Inc.*
----------------------------------------------------------------------------------------------------------------

                Touchstone    The Fund seeks to increase the value of
      International Equity    its shares over the long-term.                   Credit Suisse Asset Management*
----------------------------------------------------------------------------------------------------------------

                              The Fund seeks to achieve a high level of
                Touchstone    current income as its main goal with             Fort Washington Investment
                High Yield    capital appreciation as a secondary goal.        Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------

                Touchstone    The Fund seeks to increase the value of          Fort Washington Investment
                Value Plus    its shares over the long-term.                   Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------

*Sub-Advisors to Touchstone Advisors, Inc.



20


                   Touchstone GOLD Variable Annuity Prospectus

  INFORMATION ABOUT THE INVESTMENT OPTIONS



                                       Investment Objective                             Advisors/Sub-Advisors

                              The Fund seeks to increase the value of
                Touchstone    its shares over the long-term, while
           Growth & Income    receiving dividend income.                             Scudder Kemper Investments, Inc.*
----------------------------------------------------------------------------------------------------------------------

                              The Fund seeks to achieve a total
                Touchstone    return that is higher than that of the
               Enhanced 30    Dow Jones Industrial Average (DJIA).                   Todd Investment Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------------

                Touchstone    The Fund seeks to achieve an increase in
                  Balanced    value and current income.                              OpCap Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------------
                              The Fund seeks to provide a high level of              Fort Washington Investment
           Touchstone Bond    dividends and distributions.                           Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------------

                              The Fund seeks to provide a higher level of
                              current income than a money market fund, while
                              also seeking to prevent large fluctuations in the
                              value of the Sub- Account's initial investment.
                 Touchstone   The Fund does not try to keep a constant $1.00         Fort Washington Investment
             Standby Income   per share net asset value.                             Advisors, Inc.*
----------------------------------------------------------------------------------------------------------------------

                            *Sub-Advisors to Touchstone Advisors, Inc.

                            More complete information about each Fund, including information about its expenses, is included in its prospectus, which is contained in this booklet.
                            Please read the Fund's prospectus carefully before you select it as an investment option.


21

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  INFORMATION ABOUT THE INVESTMENT OPTIONS

Changes in the Sub-Accounts and the Funds
We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

The Fixed Account
At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.


22


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  VALUATION OF YOUR INVESTMENTS

Valuation Of Your Investments

Sub-Accounts
The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

          o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

          o Any dividend or distributions paid by the corresponding Fund o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

          o    The mortality and expense risk charge

          o    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.


Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

          o    Purchase payments allocated to the Fixed Account

          o    Withdrawals from the Fixed Account

          o    Transfers to and from the Fixed Account

          o    Interest credited to the Fixed Account

          o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


[SIDEBAR]:   ooo Accumulation Unit
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.



[SIDEBAR]:   ooo Accumulation Unit Value
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.


  23


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  PERFORMANCE INFORMATION

Performance Information

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.

Standardized Performance Information
We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Sub-Account has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It also reflects any surrender charge that you might pay if you surrendered your Contract at the end of the period. It does not include any deductions for premium taxes.

Non-Standardized Performance Information
We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.


24


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  ANNUITY INCOME PAYMENT OPTIONS

Annuity Income Payment Options

Annuity Phase
During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose (1A, 1B, 2A, 2B) as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

Determining the Income Date
Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.


Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.


You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.


Choosing the Payee
You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.


Determining the Payment Amount
Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

Choosing the Frequency
Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


25


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  ANNUITY INCOME PAYMENT OPTIONS

Choosing the Payment Option
You can select one of the four annuity income payment options described below at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2A (monthly payments guaranteed for 10 years) will apply.


                   Overview of Annuity Income Payment Options


Installment Income Option 1A     Fixed Period -- you select the number of years.
--------------------------------------------------------------------------------


Installment Income Option 1B     Fixed Amount -- you select the amount of the
                                 monthly payment.
--------------------------------------------------------------------------------


Life Income Option 2A            One Life -- we make payments as long as the
                                 Annuitant lives.
--------------------------------------------------------------------------------


Life Income Option 2B            Joint and Survivor -- we make payments as long
                                 as either the Annuitant or another designated
                                 person lives.
--------------------------------------------------------------------------------


26

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  ANNUITY INCOME PAYMENT OPTIONS



                                          Annuity Income Payment Options

                              Fixed Period
                              Monthly Payment Amount:  Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period
                              Payment Period:  You select the number of years, but no more than 30.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
       Installment Income     the life expectancy of the Annuitant.
                Option 1A     Option to Request Lump Sum Payment:  Available at any time.
----------------------------------------------------------------------------------------------------------

                              Fixed Amount
                              Monthly Payment Amount: You select the amount,
                              which must be at least $5 for each $1,000 of
                              SurrenderValue. For example, if your
                              SurrenderValue is $60,000, the minimum monthly
                              payment amount is $300 ($5 x 60).The monthly
                              payments will remain the same throughout the
                              payment period. Payment Period: Payments are made
                              until the entire amount, including interest, is
                              paid.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond
       Installment Income     the life expectancy of the Annuitant.
                Option 1B     Option to Request Lump Sum Payment:  Available at any time.
----------------------------------------------------------------------------------------------------------

                              One Life
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract, the age and gender of the
                              Annuitant on the date of the first payment, and
                              the number of years chosen for guaranteed
                              payments.The monthly payments will remain the same
                              throughout the payment period. Payment Period: You
                              select 10 or 20 years as the guaranteed payment
                              period. We make payments for as long as the
                              Annuitant lives even if the Annuitant lives longer
                              than the selected period. For example, if you
                              select a 10-year guaranteed payment period and the
                              Annuitant lives for 12 years, we make payments for
                              12 years. Special Rule for Qualified Contract:
                              Payment period may not extend beyond the life
                              expectancy of the Annuitant.
             Life Income      Option to Request Lump Sum Payment:  Not available after the first payment
               Option 2A      is made.
----------------------------------------------------------------------------------------------------------

                              Joint and Survivor
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract and the age and
                              gender of the Annuitant and another designated
                              person on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period.
                              Payment Period: Based on the lifetimes of the
                              Annuitant and another designated person. Payments
                              continue as long as either person is living. If
                              either person dies before the first payment, we
                              make annuity payments during the survivor's
                              lifetime under Life Income Option 2A guaranteed
                              for 10 years.
                              Special Rule for Qualified Contract:  Payment period may not extend beyond the life expectancy of the Annuitant or the joint life expectancies of the
                              Annuitants.
              Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
                Option 2B     is made.
----------------------------------------------------------------------------------------------------------




  27

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Guaranteed Death Benefit

Guaranteed Death Benefit

If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.


To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.


Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

--------------------------------------------------------------------------------
   Annuitant dies before annuity payments begin, before the first day of the calendar month after the annuitant's 80th birthday, and
--------------------------------------------------------------------------------

   Before the 7th anniversary of the       On or after the 7th anniversary
   Contract Date                           of the Contract Date

   The death benefit amount will           The death benefit amount will
   equal the greater of the following      equal the greatest of the following
   2 amounts:                              3 amounts:

   o The ContractValue on the date        o The ContractValue on the date
     we receive proof of death of the       we receive proof of death of the
     Annuitant and payment instructions     Annuitant and payment instructions
     for the beneficiary                    for the beneficiary

   o The sum of all purchase payments     o The sum of all purchase payments
     minus any amounts withdrawn,           minus any amounts withdrawn,
     including any surrender charges        including any surrender charges
     on the withdrawals                     on the withdrawals

                                          o The Contract Value on the most
                                            recent septennial anniversary*
                                            of the Contract Date plus any
                                            purchase payments made since
                                            that anniversary minus any
                                            amounts withdrawn since that
                                            anniversary, including any
                                            surrender charges on the
                                            withdrawals

   * A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

--------------------------------------------------------------------------------
    Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.
--------------------------------------------------------------------------------
The death benefit amount will equal the ContractValue on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

--------------------------------------------------------------------------------
    Annuitant dies after annuity income payments begin.
--------------------------------------------------------------------------------
Any remaining benefits will be paid based on the annuity income payment option in effect.


   28


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  WSLAC And Separate Account 1

WSLAC And Separate Account 1


WSLAC
Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company organized under the laws of the State of Ohio on February 23, 1888. Both companies issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.


Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

Separate Account 1
WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.


SA1 currently offers 18 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.


29


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Underwriter

Underwriter

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 311 Pike Street, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


30


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Voting Rights

Voting Rights

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.


31


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Other Information About Your Contract

Other Information About Your Contract


Rely on Your Contract
The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

Confirmations and Statements
We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.


If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines
We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

Security Procedures
We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


32


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Other Information About Your Contract

Cancellation ofYour Contract
If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

Misstatement of Age or Gender
If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Assignment
Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

Loans
You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

No Dividends
The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.




Financial Statements and Additional Contract Information
Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 50. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2).


33


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information

Federal Income Tax Information

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. You should consult your own tax advisor before you purchase a Contract. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

          o    WSLAC's tax status

          o    The tax status of the Contract

          o    Your tax status

          o    The tax status of your beneficiary

          o The tax status of the person you select to receive annuity payments


Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.


The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the contract is purchased.

Tax Status ofWSLAC
WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract
We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


34


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information

Tax Treatment of Non-Qualified Contracts
The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

Tax Treatment of Purchase Payments
Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

Tax Treatment ofWithdrawals, Surrenders and Distributions
You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

Tax Treatment of Partial Withdrawals and Surrenders
Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.



[SIDEBAR]:   oooThe cost basisof your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.


35


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information


If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.


Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.


Tax Treatment of Annuity Payments
If annuity payments are made under your Non-Qualified Contract, a fixed portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.


The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

Penalty Tax on Distributions
Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

          o    A distribution that is made on or after the date you reach age 59
               1/2

          o    A distribution that is made on or after your death

          o A distribution that is made when you are totally disabled (as defined in section 72(m) of the Code)

          o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

          o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982


          o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period



36

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information

Tax Treatment of Assignments
An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

Required Distributions
To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

Withholding
Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

Multiple Non-Qualified Contracts
All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


  37

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information

Tax Treatment of Qualified Contracts
The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).


Types of Qualified Contracts
The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

          o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

          o Roth IRAs (individual retirement annuities under Section 408A of the Code)

          o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

          o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)

          o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

          o SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)

          o    SIMPLE IRAs (Savings Incentive Match Plans for Employees under
               Section 408(p) of the Code)

          o Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


38


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Federal Income Tax Information

Limitations Imposed by the Code or the Qualified Plan
In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

          o    Amounts of allowable contributions

          o    Form, manner and timing of distributions

          o    Vesting and nonforfeitability of interests

          o Nondiscrimination in eligibility, participation, contributions and benefits

          o    Tax treatment of distributions, withdrawals and surrenders

          o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

          o    Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

Tax Consequences of Participating in a Qualified Plan
The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

Traditional and Roth IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

Section 401 Plans and Section 403(b) Plans. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Texas Optional Retirement Program. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Other Qualified Plans. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.


  [SIDEBAR]: ***The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.


  39

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement A

Supplement A

Accumulation UnitValues
The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 23 in this Prospectus.



                             Years Ended   Unit Value at    Unit Value at  Number of Units
                             December 31  Beginning of Year   End of Year   at End of Year


          AIM V.I. Growth      1999*        10.000000         12.386830     1,200,117
-------------------------------------------------------------------------------------

     AIM V.I. Government
               Securities      1999*        10.000000          9.928089        51,404
-------------------------------------------------------------------------------------

           Alger American
     Small Capitalization      1999*        10.000000         13.645334       150,574
-------------------------------------------------------------------------------------

           Alger American
                   Growth      1999*        10.000000         12.050408     1,426,332
-------------------------------------------------------------------------------------

                  MFS VIT
          Emerging Growth      1999*        10.000000         16.408335       424,862
-------------------------------------------------------------------------------------

           MFS VIT Growth
              with Income      1999*        10.000000         10.298332       842,535
-------------------------------------------------------------------------------------

          PIMCO Long-Term
          U.S. Government
                     Bond      1999*        10.000000          9.641838       234,504
-------------------------------------------------------------------------------------

               Touchstone
          Small Cap Value      1999*        10.000000         11.485000        19,113
-------------------------------------------------------------------------------------

                               1995**       10.000000         11.687169        14,972
                               1996         11.687169         12.817847       236,639
                               1997         12.817847         16.905544       921,086
               Touchstone      1998         16.905544         17.227461     1,527,712
          Emerging Growth      1999         17.227461         24.945052     1,194,568
-------------------------------------------------------------------------------------

                               1995**       10.000000         11.230830        15,645
                               1996         11.230830         12.350885       252,346
                               1997         12.350885         13.984724       939,980
               Touchstone      1998         13.984724         16.586786     1,501,239
     International Equity      1999         16.586796         22.335784     1,273,417
-------------------------------------------------------------------------------------





[SIDEBAR]:   ***Accumulation Unit
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.



[SIDEBAR]:   ***Accumulation Unit Value
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.


40


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement A





                   Years Ended   Unit Value at    Unit Value at  Number of Units
                   December 31  Beginning of Year   End of Year   at End of Year

     Touchstone
     High Yield      1999*        10.000000          9.186113       108,456
----------------------------------------------------------------------------

     Touchstone      1998***      10.000000         10.119923       221,536
     Value Plus      1999         10.119923         11.484675       503,145
----------------------------------------------------------------------------

                     1995**       10.000000         12.490239        28,701
                     1996         12.490239         14.161478       451,141
                     1997         14.161478         16.749955     1,858,720
     Touchstone      1998         16.749955         17.758155     2,973,336
Growth & Income      1999         17.758155         17.957567     2,362,289
----------------------------------------------------------------------------

     Touchstone
    Enhanced 30      1999*        10.000000         10.649017       263,644
----------------------------------------------------------------------------

                     1995**       10.000000         11.962842        28,416
                     1996         11.962842         13.782738       266,916
                     1997         13.782738         16.130170     1,153,567
     Touchstone      1998         16.130170         16.780412     2,142,449
       Balanced      1999         16.780412         18.149355     1,713,391
----------------------------------------------------------------------------

                     1995**       10.000000         11.262524        28,863
                     1996         11.262524         11.395131       235,025
                     1997         11.395131         12.137441       936,431
                     1998         12.137441         12.960022     1,764,079
Touchstone Bond      1999         12.960022         12.623260     1,527,257
----------------------------------------------------------------------------

                     1995**       10.000000         10.317194        42,991
                     1996         10.317194         10.711418       306,751
                     1997         10.711418         11.140654     1,033,781
     Touchstone      1998         11.140654         11.621488     1,653,441
 Standby Income      1999         11.621488         12.023580     1,832,005
----------------------------------------------------------------------------



* Sub-Account operations began on May 17, 1999


** Sub-Account operations began on February 23, 1995

*** Sub-Account operations began on May 1, 1998


  41

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement B

Supplement B

Federal Income Tax Information Section 401 and Section 403(b) Plans
Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

Tax Treatment of Contributions
Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.


Tax Treatment of Distributions
Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

Special Tax Treatment for Lump Sum Distributions from a Section 401 Plan. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.




[SIDEBAR]: ***Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan admin istrator for additional information.


42


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement B


Special Rules for Distributions that are Rolled Over. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:


          o    To a Traditional IRA or to an individual retirement account under
               Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary)

          o To another Section 401 plan or a certain kind of annuity plan under Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you)

          o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you)

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution except to the extent:


          o It represents the return of your "after-tax" contributions or is not otherwise includable in income

          o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years

          o It is made from a Section 401 plan by reason of a hardship and is not permitted to be made by a Section 401 plan other than because of the hardship.

          o It is a required minimum distribution under Section 401(a)(9) of the Code as described below

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

          o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year

          o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer, or for any calendar year.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.



  43

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement B

Special Rules for Distributions in the Form of Annuity Payments. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a fixed portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

Withholding. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.


Penalty Tax on Withdrawals
Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.


This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

          o    A distribution that is made on or after the date you reach age 59
               1/2

          o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

          o    A distribution that is made on or after your death

          o A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)


          o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract


          o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

          o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)


44

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement B

          o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions
Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

          o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

          o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.


          o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.


In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

Special Provisions
Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

          o    The amount of each loan must generally be at least $1,000.

          o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

          o The loan must be repaid in substantially equal payments made at least quarterly.

          o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.


          o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.



45

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement B

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

Withdrawal Limitations. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.


In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.


You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


  46

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement C

Supplement C

State ofTexas Optional Retirement Program
The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.


ORP Contracts
Eligible Participants. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.


Employer Premiums. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

Loans. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

Distributions. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

          o Distributions are made on account of you reaching your required beginning date

          o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations

Specific Plan Rules. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.


  47

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement C

Federal Income Tax Information
This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

Tax Treatment of Contributions
Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

Tax Treatment of Distributions
Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

Penalty Tax on Withdrawals
Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.


This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

          o    A distribution that is made on or after the date you reach age 59
               1/2

          o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

          o    A distribution that is made on or after your death

          o A distribution that is made when you are totally disabled (as defined in Section 72(m) of the Code)

          o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract



  48

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Supplement C


          o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55


          o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)

          o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:


          o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.


          o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

          o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.


Withdrawal Limitations Under the Code
The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become totally disabled or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.


You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.


  49

                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

  Table Of Contents For Statement Of Additional Information

Table Of Contents For Statement Of Additional Information

                                                                Page

General.........................................................   3

Safekeeping Of Assets...........................................   3

Distribution Of The Contracts...................................   3

Sub-Account Performance.........................................   4

Sub-Account Accumulation Unit Value.............................   6

Fixed Account Value.............................................   7

Fixed Annuity Income Payments...................................   7

Qualification As An "Annuity Contract"..........................   8

Independent Accountants.........................................  10

Financial Statements............................................  10


50


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TOUCHSTONE GOLD VARIABLE ANNUITY

                                                         SUPPLEMENTAL PROSPECTUS
                                                                     MAY 1, 2000

Western-Southern Life Assurance Company
Separate Account 1

Western-Southern Life Assurance Company (WSLAC) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus for the Touchstone Gold Variable Annuity dated May 1, 2000 (Gold Prospectus). The Gold Prospectus contains details regarding your Contract. Please read the Gold Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

         This Supplemental Prospectus describes the Touchstone Income Opportunity Sub-Account, an additional investment option of the Contract available only to Contract owners who were

     o Actively participating in an automatic investment program or an automatic asset allocation program on April 30, 2000 and

     o Allocating payments to the Touchstone Income Opportunity Sub-Account through that automatic investment program or automatic asset allocation program.

This additional investment option will be available to you only through your previously established automatic investment program or automatic asset allocation program. This investment option will terminate when you no longer have money in the Touchstone Income Opportunity Sub-Account.

The Touchstone Gold Variable Annuity Contract is issued by WSLAC. The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

The Statement of Additional Information dated May 1, 2000 contains more information about the Contract, WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 50 of the Gold Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Gold Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in the Gold Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Gold Prospectus, you should rely on the terms of your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, the Gold Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS


                                                                       PAGE

Cover Page.                                                               1

Table Of Contents                                                         2

Glossary                                                                  3

Fee And Expense Tables                                                    4

Information About The Investment Option                                   6

GLOSSARY


 ACCUMULATION UNIT
--------------------------------------------------------------------------------

  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------

  The dollar value of an Accumulation Unit in a Sub-Account.

 CONTRACT
--------------------------------------------------------------------------------

  The Touchstone Gold Variable Annuity Contract, including the application and any amendments, riders or endorsements.

 CONTRACT DATE
--------------------------------------------------------------------------------

  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.

 CONTRACT VALUE
--------------------------------------------------------------------------------

 The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts and the value of your investments in the Fixed Account.

 CONTRACT YEAR
--------------------------------------------------------------------------------

  A year that starts on your Contract Date or the anniversary of your Contract Date.

 FUND
--------------------------------------------------------------------------------

  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.

 SUB-ACCOUNT
--------------------------------------------------------------------------------

  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 SURRENDER CHARGE
--------------------------------------------------------------------------------

  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

 WSLAC, WE, OUR AND US
--------------------------------------------------------------------------------

  Western-Southern Life Assurance Company.

 YOU AND YOUR
--------------------------------------------------------------------------------

  The owner of the Contract.

FEE AND EXPENSE TABLES


These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a contract. More complete information about these fees and expenses is located in the "Charges" section of the Gold Prospectus on pages 17 through 19.

Contract Owner Transaction Expenses
MAXIMUM Contingent Deferred Sales Charge (Surrender Charge)                7.00%

(as a percentage of amount surrendered or withdrawn)*

Annual Contract Maintenance Charge* *                                     $35.00


--------------------------------------------------------------------------------
                                   Sub-Account
                                 Annual Expenses
                               (as a percentage of
                             average account value)
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGES        1.20%
    CONTRACT ADMINISTRATION CHARGE        0.15%
                             TOTAL        1.35%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  Fund Expenses
                          Touchstone Income Opportunity
                  (as a percentage of average daily net assets
                        and after expense reimbursement)
--------------------------------------------------------------------------------

                       ADVISOR FEE        0.65%
                    OTHER EXPENSES        0.20%
                    TOTAL EXPENSES        0.85%***

--------------------------------------------------------------------------------

* The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.


** In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

*** Touchstone Advisors, Inc. has agreed to waive certain fees or reimburse the Fund so that the Fund's expenses do not exceed the percentage listed in this table. The agreement will remain in place until at least December 31, 2000. If the waiver and reimbursement had not been in place, the total expenses of the Fund would have been 1.29%.

Examples

These examples should help you compare the cost of investing in the Touchstone Income Opportunity Sub-Account with the cost of investing in other Sub-Accounts available under the Contract.

The examples assume that you invest $1,000 in the Touchstone Income Opportunity Sub-Account, your investment has a 5% return each year and the Touchstone Income Opportunity Fund's total expenses are the same as shown in the table on the previous page in the row entitled "Total Expenses (after Reimbursement)". Your actual costs may be higher or lower than the costs shown in the examples.

--------------------------------------------------------------------------------

Example 1 This example assumes that you surrender your Contract at the end of the applicable time period.

                                       1 Year   3 Years    5 Years    10 Years

Touchstone Income Opportunity            $94      $128       $162       $270

--------------------------------------------------------------------------------

Example 2 This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period.

                                       1 Year   3 Years    5 Years    10 Years

Touchstone Income Opportunity            $94      $74        $126       $270

--------------------------------------------------------------------------------

Example 3 This example assumes that you do not surrender your Contract.

                                       1 Year   3 Years    5 Years    10 Years

Touchstone Income Opportunity            $24       $74       $126       $270

INFORMATION ABOUT THE INVESTMENT OPTION

The Sub-Account and the Fund
The Touchstone Income Opportunity Sub-Account invests in the Touchstone Income Opportunity Fund. This table contains information about the investment objective, Advisor and Sub-Advisor of the Fund:

--------------------------------------------------------------------------------

Investment Objective                                       Advisors/Sub-Advisors
--------------------------------------------------------------------------------

                      The Fund seeks to achieve             Alliance Capital
        TOUCHSTONE    a high level of current income        Management L.P.*
INCOME  OPPORTUNITY   as its main goal. The Fund may
                      also seek to increase the value
                      of its Shares, if consistent
                      with its main goal.

--------------------------------------------------------------------------------

                      * Sub-Advisor to Touchstone Advisors, Inc.

More complete information about the Fund, including information about its expenses, is included in its prospectus, which is attached to this Supplemental Prospectus. Please read the Fund's prospectus carefully.

Changes in the Sub-Accounts and the Funds
As described in the Gold Prospectus, we may substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

         WE ARE CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF THE TOUCHSTONE HIGH YIELD FUND DESCRIBED IN THE GOLD PROSPECTUS FOR SHARES OF THE TOUCHSTONE INCOME OPPORTUNITY FUND. AFTER WE RECEIVE THE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM THE SHARES OF THE TOUCHSTONE INCOME OPPORTUNITY FUND HELD BY THE TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE TOUCHSTONE HIGH YIELD FUND.

Accumulation Unit Values
The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how Accumulation Unit Value is calculated is located on page 23 in the Gold Prospectus.

--------------------------------------------------------------------------------
                             Years Ended   Unit Value at    Unit Value at Number of Units
Sub-Account                  December 31 Beginning of Year   End of Year  at End of Year
--------------------------------------------------------------------------------

                               1995*        10.000000         12.515143        20,015
                               1996         12.515143         15.727477       334,062
               TOUCHSTONE      1997         15.727477         17.401250     1,296,326
       INCOME OPPORTUNITY      1998         17.401250         15.048926     2,018,328
                               1999         15.048926         15.255314     1,405,602


--------------------------------------------------------------------------------

* Sub-Account operations began on February 23, 1995.

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               SEPARATE ACCOUNT 1
                        TOUCHSTONE GOLD VARIABLE ANNUITY


                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS


                          ----------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2000


                          ----------------------------



         This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2000 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

         A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.



FORM 7135-0005

                                TABLE OF CONTENTS
                                       OF
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                 Page

General............................................................3

Safekeeping of Assets..............................................3

Distribution of the Contracts......................................3

Sub-Account Performance............................................4

Sub-Account Accumulation Unit Value................................6

Fixed Account Value................................................7

Fixed Annuity Income Payments......................................7

Qualification as an "Annuity Contract".............................8

         Diversification...........................................8
         Excessive Control.........................................8
         Required Distributions....................................9

Independent Accountants...........................................10

Financial Statements..............................................10

General

         Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

         WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

         WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

Safekeeping of Assets

         The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

Distribution of the Contracts

         As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.


         Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.



                                                                       Amounts
Period                                      Sales Commissions Paid    Retained by Distributor
---------------------------------------- -------------------------- ----------------------------


For the year ended December 31, 1996             $ 1,902,186           $  305,688

For the year ended December 31, 1997             $ 7,686,342           $  790,452

For the year ended December 31, 1998             $10,684,643           $1,437,628


For the year ended December 31, 1999             $ 4,963,651           $  601,693



Sub-Account Performance

         The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

         Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

P        =        a hypothetical initial purchase payment of $1,000
T        =        average annual total return
n        =        number of years and/or portion of a year
ERV      =        ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period



         The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 1999.


                                                                                                          Total Return
                                                     Average Annual Total         Total Return For Year  Since Inception
Sub-Account                  Total Return for Year  Return Since Inception       Measured by Change in Accumulation Unit Value*
-------------------------    ---------------------- ------------------------     -----------------------------------------------
AIM V.I. Growth**                            13.37%                 13.37%                    23.87%             23.87%

AIM V.I. Government Securities**            -11.22%                -11.22%                    -0.72%             -0.72%

Alger American Small Capitalization**        25.95%                 25.95%                    36.45%             36.45%

Alger American Growth**                      10.00%                 10.00%                    20.50%             20.50%

MFS VIT Emerging Growth**                    53.58%                 53.58%                    64.08%             64.08%

MFS VIT Growth with Income**                 -7.52%                 -7.52%                     2.98%              2.98%

PIMCO Long-Term U.S. Government Bond**      -14.08%                -14.08%                    -3.58%             -3.58%

Touchstone Small Cap Value**                  4.35%                  4.35%                    14.85%             14.85%

Touchstone Emerging Growth***                34.30%                 17.91%                    44.80%            149.45%

Touchstone International Equity***           24.16%                 15.08%                    34.66%            123.36%

Touchstone High Yield**                     -18.64%                -18.64%                    -8.14%             -8.14%

Touchstone Value Plus****                     2.99%                  0.42%                    13.49%             14.85%

Touchstone Growth & Income***                -9.38%                  9.59%                     1.12%             79.58%

Touchstone Enhanced 30**                     -4.01%                 -4.01%                     6.49%              6.49%

Touchstone Balanced***                       -2.34%                  9.86%                     8.16%             81.49%

Touchstone Bond***                          -13.10%                  0.93%                    -2.60%             26.23%

Touchstone Standby Income***                 -7.04%                 -0.25%                     3.46%             20.24%

Touchstone Income Opportunity**              -9.13%                  5.56%                     1.37%             52.55%




* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the end of the period.
** Average annual total return since inception based on a period beginning May 17, 1999.
*** Average annual total return since inception based on a period beginning February 28, 1995.
**** Average annual total return since inception based on a period beginning
     May 1, 1998.



         While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

         Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

         "Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

         Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

         WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

         Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Sub-Accounts Accumulation Unit Value

         In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

         The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

         The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

         (a)  equals:      (1) the net asset value per share of the underlying
                           fund at the end of the current Valuation Period, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                           (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

         (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

         (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.


Fixed Account Value

         Fixed Account Value is calculated on a daily basis by the following formula:

         PP + XFT + I - XFF - WD = FAV where

            PP = the sum of all purchase payments allocated to the Fixed
                 Account
           XFT = any amount transferred to the Fixed Account from a Sub-Account
             I = interest credited by WSLAC to the Fixed Account
           XFF = any amounts transferred from the Fixed Account to a Sub-Account
            WD =any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals

Fixed Annuity Income Payments

         The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected. Annuity payments will be the larger of:

   o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

   o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

         Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

Qualification as an "Annuity Contract"


         For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".


         Diversification

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

         In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

         The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

         Excessive Control

         The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

         The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

         Required Distributions


         Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.


         The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

         For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

         If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

Independent Accountants


         Ernst & Young LLP, independent auditors, have audited the financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company at December 31, 1999 and for the period then ended, as set forth in their reports. We have included our financial statements in the statement of additional information and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

         The financial statement for the year ended December 31, 1998 for Western-Southern Life Assurance Company Separate Account 1 and the financial statements as of December 31, 1998 and for the year then ended for Western-Southern Life Assurance Company included in this Registration Statement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Financial Statements

         The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:


1.       Report of Ernst & Young LLP.

2.       Report of PricewaterhouseCoopers LLP.

3.       Statement of Net Assets as of December 31, 1999.

4. Statement of Operations and Changes in Net Assets for the periods ended December 31, 1999 and 1998.


5.       Notes to Financial Statements.

6. Supplementary Information - Selected Per Unit Data and Ratios for the period ended December 31, 1999.

         The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:


1.       Report of Ernst & Young LLP.

2.       Report of PricewaterhouseCoopers LLP.

3.       Statutory-basis Balance Sheets as of December 31, 1999 and 1998.

4.       Statutory-basis Statements of Income for the years ended
         December 31, 1999 and 1998.

5. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 1999 and 1998.

6. Statutory-basis Statements of Cash Flows for the years ended December 31, 1999 and 1998.


7.       Notes to statutory-basis Financial Statements.

8. Supplemental Schedule of Selected Statutory-Basis Financial Data for the year ended December 31, 1999.

                              Financial Statements

           Western-Southern Life Assurance Company Separate Account 1

                         Period ended December 31, 1999
                       with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements


                         Period ended December 31, 1999





                                    CONTENTS

Report of Ernst & Young LLP.................................................................................1
Report of PricewaterhouseCoopers LLP........................................................................2

Audited Financial Statements

Statement of Net Assets.....................................................................................3
Statement of Operations and Changes in Net Assets for the Period ended December 31, 1999....................4
Statement of Operations and Changes in Net Assets for the Period ended December 31, 1998....................6
Notes to Financial Statements...............................................................................7
Supplementary Information-Selected Per Unit Data and Ratios................................................14


                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, MFS Emerging Growth Series, MFS Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund, and Touchstone Standby Income Fund) as of December 31, 1999, and the related statement of operations and changes in net assets and selected per unit data and ratios for the period indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 1999, and the results of their operations and changes in their net assets and the selected per unit data and ratios for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP

Cincinnati, Ohio
April 18, 2000

                        Report of Independent Accountants




To the Contractholders and Board of Directors of Western-Southern Life Assurance Company

In our opinion, the accompanying statement of operations and changes in net assets presents fairly, in all material respects, the results of operations and changes in net assets of Western-Southern Life Assurance Company Separate Account 1 for the year ended December 31, 1998 in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Company's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above. We have not audited the financial statements of Western-Southern Life Assurance Company Separate Account 1 for any period subsequent to December 31, 1998.


/s/PricewaterhouseCoopers LLP

January 22, 1999
Cincinnati, Ohio

           Western-Southern Life Assurance Company Separate Account 1

                            Statement of Net Assets

                               December 31, 1999

ASSETS
Investments at current market value:
     AIM Variable Insurance Funds, Inc.
              AIM V.I. Growth Fund (502,191 shares, cost $14,101,719)                                 $16,195,659
              AIM V.I. Government Securities Fund (66,069 shares, cost $724,292)                          702,313
     The Alger American Fund
              Alger American Small Capitalization Portfolio (43,280 shares, cost $1,942,326)            2,386,916
              Alger American Growth Portfolio (292,695 shares, cost $15,999,155)                       18,843,709
     MFS Variable Insurance Trust
              MFS Emerging Growth Series (215,553 shares, cost $5,655,583)                              8,178,084
              MFS Growth with Income Series (431,964 shares, cost $8,852,489)                           9,205,150
     PIMCO Variable Insurance Trust
              PIMCO Long-Term U.S. Government Bond Portfolio (270,976 shares, cost $2,582,970)          2,498,403
     Touchstone Variable Series Trust
              Touchstone Small Cap Value Fund (22,223 shares, cost $233,576)                              262,013
              Touchstone Emerging Growth Fund (1,627,394 shares, cost $26,221,259)                     31,294,777
              Touchstone International Equity Fund (1,709,394 shares, cost $23,679,052)                29,982,763
              Touchstone Income Opportunity Fund (2,907,832 shares, cost $28,586,715)                  22,390,305
              Touchstone High Yield Bond Fund (130,629 shares, cost $1,245,130)                         1,124,715
              Touchstone Value Plus Fund (559,024 shares, cost $5,995,306)                              6,272,254
              Touchstone Growth & Income Fund (4,116,275 shares, cost $43,157,283)                     44,085,307
              Touchstone Enhanced 30 Fund (276,104 shares, cost $2,743,121)                             2,912,897
              Touchstone Balanced Fund (2,358,389 shares, cost $33,830,884)                            32,545,772
              Touchstone Bond Fund (2,051,672 shares cost $20,854,198)                                 20,475,686
              Touchstone Standby Income Fund (2,296,148 shares, cost $22,901,249)                      22,777,787
                                                                                                    ---------------
     Total assets                                                                                     272,134,510

LIABILITIES
Accounts payable                                                                                              960
                                                                                                    ---------------
         Total net assets                                                                            $272,133,550
                                                                                                    ===============
Net Assets
Variable annuity contracts                                                                           $272,130,732
Retained in the variable account by Western-Southern Life Assurance Company                                 2,818
                                                                                                    ---------------
         Total net assets                                                                            $272,133,550
                                                                                                    ===============

See accompanying notes


           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999



                                                                                                   Alger
                                                                                   AIM V.I.      American
                                                                      AIM V.I.     Government      Small         Alger
                                                                       Growth      Securities  Capitalization   American
                                                       Total        Sub-Account*  Sub-Account*  Sub-Account*  Sub-Account*
                                              -----------------------------------------------------------------------------
Income:
 Dividends and capital gains                      $   15,651,106    $    545,103   $  25,152   $        -    $         -
 Miscellaneous income (loss)                              66,598            (479)        648        6,148         16,496
Expenses:
 Mortality and expense risk,
    and administrative charge                          3,274,568          70,929       4,569        8,034         93,476
                                              -----------------------------------------------------------------------------
  Net investment income (loss)                        12,443,136         473,695      21,231       (1,886)       (76,980)


 Net change in unrealized appreciation
   (depreciation) on investments                      18,944,602       2,093,939     (21,979)     444,591      2,844,554

 Realized gain (loss) on investments                     877,188          18,950       1,987       23,881         73,047
                                              -----------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                     19,821,790       2,112,889     (19,992)     468,472      2,917,601
                                              -----------------------------------------------------------------------------
Net increase (decrease) in
   net assets resulting from operations               32,264,926       2,586,584       1,239      466,586      2,840,621
                                              -----------------------------------------------------------------------------
Contract owners activity:
 Payments received from contract owners               38,034,180       1,193,467     184,753      302,317      1,279,276
                                              -----------------------------------------------------------------------------
 Net transfers between subaccounts
    and/or fixed account                              14,754,302      13,091,897     545,688    1,639,137     15,867,691

 Withdrawals and surrenders                          (35,539,462)       (673,978)    (29,267)     (20,849)    (1,140,229)

 Contract maintenance charge                            (164,087)         (2,412)       (106)        (251)        (3,673)
                                              -----------------------------------------------------------------------------
Net increase from contract activity                   17,084,933      13,608,974     701,068    1,920,354     16,003,065
                                              -----------------------------------------------------------------------------
Net increase in net assets                            49,349,859      16,195,558     702,307    2,386,940     18,843,686
                                              -----------------------------------------------------------------------------
Net assets, at beginning of period                   222,783,691               -           -            -              -
                                              -----------------------------------------------------------------------------
Net assets, at end of period                      $  272,133,550    $ 16,195,558   $ 702,307   $2,386,940    $18,843,686
                                              =============================================================================









                                                 MFS VIT       MFS VIT     PIMCO Long-term    Touchstone
                                                 Emerging    Growth with   U.S. Government    Small Cap
                                                  Growth        Income          Bond             Value
                                                Sub-Account*  Sub-Account*   Sub-Account*     Sub-Account*
                                              ------------------------------------------------------------
Income:
 Dividends and capital gains                    $          -   $        -   $   54,475      $          -
 Miscellaneous income (loss)                          23,292        2,071          (45)           (669)
Expenses:
 Mortality and expense risk,
    and administrative charge                         26,405       46,298       12,886           1,068
                                              ------------------------------------------------------------
  Net investment income (loss)                        (3,113)     (44,227)      41,544          (1,737)


 Net change in unrealized appreciation
   (depreciation) on investments                   2,522,501      352,661      (84,568)         28,437

 Realized gain (loss) on investments                  77,751      (10,940)     (14,078)            147
                                              ------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                  2,600,252      341,721      (98,646)         28,584
                                              ------------------------------------------------------------
Net increase (decrease) in
   net assets resulting from operations            2,597,139      297,494      (57,102)         26,847
                                              ------------------------------------------------------------
Contract owners activity:
 Payments received from contract owners              878,014    1,154,252      412,680          30,233
                                              ------------------------------------------------------------
 Net transfers between subaccounts
    and/or fixed account                           4,970,017    8,310,446    2,199,940         207,049

 Withdrawals and surrenders                         (266,368)    (555,130)     (57,540)         (2,076)

 Contract maintenance charge                            (731)      (1,840)        (294)            (41)
                                              ------------------------------------------------------------
Net increase from contract activity                5,580,932    8,907,728    2,554,786         235,165
                                              ------------------------------------------------------------
Net increase in net assets                         8,178,071    9,205,222    2,497,684         262,012
                                              ------------------------------------------------------------
Net assets, at beginning of period                         -            -            -               -
                                              ------------------------------------------------------------
Net assets, at end of period                    $  8,178,071   $9,205,222   $2,497,684    $    262,012
                                              ============================================================

See accompanying notes.

*For the period May 17, 1999 (commencement of operations) to December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 1999


                                        Touchstone         Touchstone         Touchstone
                                         Emerging         International         Income           Touchstone         Touchstone
                                          Growth             Equity           Opportunity        High Yield         Value Plus
                                       Sub-Account         Sub-Account        Sub-Account       Sub-Account*        Sub-Account
Income:
   Dividends and capital gains        $   4,461,162      $     2,333,180     $   3,289,948     $       67,309      $     260,091
   Miscellaneous income (loss)                7,874                7,314             4,059               (525)             4,805
Expenses:
   Mortality and expense risk,
     and administrative charge              363,409              352,581           372,731              6,598             85,334

   Net investment income (loss)           4,105,627            1,987,913         2,921,276             60,186            179,562


   Net change in unrealized
     appreciation (depreciation)
     on investments                       4,381,161            4,459,056         1,893,908           (120,415)            57,543

   Realized gain (loss) on
     investments                          1,951,255            1,527,227        (4,546,198)            (4,884)           502,737

Net realized and unrealized gain
  (loss) on investments                   6,332,416            5,986,283        (2,652,290)          (125,299)           560,280

Net increase (decrease) in net
  assets resulting from operations       10,438,043            7,974,196           268,986            (65,113)           739,842

Contract owners activity:
   Payments received from
     contract owners                      2,863,523            3,096,907         3,648,734             95,244          2,136,366

   Net transfers between
     subaccounts and/or fixed
     account                             (5,377,672)          (3,304,612)       (9,271,705)         1,117,907          1,947,871

   Withdrawals and surrenders            (3,983,109)          (3,703,777)       (3,660,134)           (23,217)          (951,317)

   Contract maintenance charge              (21,868)             (18,744)          (20,259)              (126)            (3,664)

Net increase (decrease) from
  contract activity                      (6,519,126)          (3,930,226)       (9,303,364)         1,189,808          3,129,256

Net increase (decrease) in net
  assets                                  3,918,917            4,043,970        (9,034,378)         1,124,695          3,869,098

Net assets, at beginning of period       27,375,814           25,938,804        31,424,661                  -          2,403,142

Net assets, at end of period          $  31,294,731      $    29,982,774     $  22,390,283     $    1,124,695      $   6,272,240



See accompanying notes.

*    For the period May 17, 1999 (commencement of operations) to December 31,
     1999.


                                       Touchstone                                                                  Touchstone
                                       Growth and         Touchstone         Touchstone         Touchstone           Standby
                                         Income           Enhanced 30         Balanced             Bond              Income
                                       Sub-Account        Sub-Account*       Sub-Account        Sub-Account        Sub-Account
Income:
   Dividends and capital gains        $           -      $       13,371     $   3,167,267      $     218,816      $   1,215,232
   Miscellaneous income (loss)               (3,636)              2,402            (1,209)              (818)            (1,130)
Expenses:
   Mortality and expense risk,
     and administrative charge              715,777              12,636           490,941            321,625            289,271

   Net investment income (loss)            (719,413)              3,137         2,675,117           (103,627)           924,831


   Net change in unrealized
     appreciation (depreciation)
     on investments                         928,024             169,776          (493,395)          (378,512)          (132,680)

   Realized gain (loss) on
     investments                            849,333               3,085           653,179           (169,740)           (59,551)

Net realized and unrealized gain
  (loss) on investments                   1,777,357             172,861           159,784           (548,252)          (192,231)

Net increase (decrease) in net
  assets resulting from operations        1,057,944             175,998         2,834,901           (651,879)           732,600

Contract owners activity:
   Payments received from
     contract owners                      6,681,395             259,554         5,475,943          4,245,407          4,096,115

   Net transfers between
     subaccounts and/or fixed
     account                            (10,774,601)          2,535,592        (7,904,729)        (4,188,048)         3,142,434

   Withdrawals and surrenders            (7,303,961)            (57,867)       (5,217,610)        (2,975,467)        (4,917,566)

   Contract maintenance charge              (40,989)               (462)          (24,554)           (14,028)           (10,045)

Net increase (decrease) from
  contract activity                     (11,438,156)          2,736,817        (7,670,950)        (2,932,136)         2,310,938

Net increase (decrease) in net
  assets                                (10,380,212)          2,912,815        (4,836,049)        (3,584,015)         3,043,538

Net assets, at beginning of period       54,465,458                   -        37,381,794         24,059,710         19,734,308

Net assets, at end of period          $  44,085,246      $    2,912,815     $  32,545,745      $  20,475,695      $  22,777,846


See accompanying notes.

*    For the period May 17, 1999 (commencement of operations) to December 31,
     1999.

           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 1998



                                                                                   Touchstone    Touchstone    Touchstone
                                                                                    Emerging    International     Income
                                                                                     Growth        Equity      Opportunity
                                                                         Total     Sub-Account  Sub-Account   Sub-Account
                                                             --------------------------------------------------------------
Income:
 Dividends and capital gains                                          $  7,790,557  $   949,247  $    855,477  $ 3,182,093
 Miscellaneous income (loss)                                                38,997       (2,563)       12,273       10,204
Expenses:
 Mortality and expense risk, and administrative charge                   2,427,007      293,715       282,611      397,116
                                                             --------------------------------------------------------------
 Net investment income (loss)                                            5,402,547      652,969       585,139    2,795,181


 Net change in unrealized appreciation (depreciation) on investments    (3,978,283)    (776,947)    1,667,350   (7,057,484)

 Realized gain (loss) on investments                                       342,534      431,014       410,552     (659,377)
                                                             --------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  (3,635,749)    (345,933)    2,077,902   (7,716,861)
                                                             --------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          1,766,798      307,036     2,663,041   (4,921,680)
                                                             --------------------------------------------------------------
Contract owners activity:
 Payments received from contract owners                                115,835,531   12,397,017    11,156,959   18,716,854

 Net transfers between subaccounts and/or fixed account                  1,426,873    1,374,341       871,994   (2,260,691)

 Withdrawals and surrenders                                            (16,702,244)  (2,261,213)   (1,887,141)  (2,651,298)

 Contract maintenance charge                                               (91,368)     (12,823)      (11,413)     (16,220)
                                                             --------------------------------------------------------------
Net increase from contract activity                                    100,468,792   11,497,322    10,130,399   13,788,645
                                                             --------------------------------------------------------------
Net increase in net assets                                             102,235,590   11,804,358    12,793,440    8,866,965
                                                             --------------------------------------------------------------
Net assets, at beginning of period                                     120,548,101   15,571,456    13,145,364   22,557,696
                                                             --------------------------------------------------------------
Net assets, at end of period                                          $222,783,691  $27,375,814  $ 25,938,804  $31,424,661
                                                             ==============================================================
See accompanying notes.



                                                                          Touchstone                               Touchstone
                                                              Touchstone  Growth and   Touchstone    Touchstone      Standby
                                                              Value Plus     Income     Balanced        Bond         Income
                                                             Sub-Account  Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                                            ------------------------------------------------------------------
Income:
 Dividends and capital gains                                 $    6,117  $         -  $  1,889,245  $          -  $   908,378
 Miscellaneous income (loss)                                      1,075       (2,166)       10,320           746        9,108
Expenses:
 Mortality and expense risk, and administrative charge           10,259      582,000       400,076       237,929      223,301
                                                            ------------------------------------------------------------------
 Net investment income (loss)                                    (3,067)    (584,166)    1,499,489      (237,183)     694,185


 Net change in unrealized appreciation (depreciation)
     on investments                                             219,404    1,880,378    (1,248,671)    1,318,608       19,079

 Realized gain (loss) on investments                           (216,120)         -         377,228           -           (763)
                                                            ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            3,284    1,880,378      (871,443)    1,318,608       18,316
                                                            ------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                        217    1,296,212       628,046     1,081,425      712,501
                                                            ------------------------------------------------------------------
Contract owners activity:
 Payments received from contract owners                         900,471   27,198,189    19,309,239    11,285,726   14,871,076

 Net transfers between subaccounts and/or fixed account       1,574,297    2,696,317     1,500,884     1,592,079   (5,922,348)

 Withdrawals and surrenders                                     (71,597)  (4,484,468)   (2,649,241)   (1,258,041)  (1,439,245)

 Contract maintenance charge                                       (246)     (24,273)      (14,359)       (7,358)      (4,676)
                                                            ------------------------------------------------------------------
Net increase from contract activity                           2,402,925   25,385,765    18,146,523    11,612,406    7,504,807
                                                            ------------------------------------------------------------------
Net increase in net assets                                    2,403,142   26,681,977    18,774,569    12,693,831    8,217,308
                                                            ------------------------------------------------------------------
Net assets, at beginning of period                                  -     27,783,481    18,607,225    11,365,879   11,517,000
                                                            ------------------------------------------------------------------
Net assets, at end of period                                 $2,403,142  $54,465,458  $ 37,381,794  $ 24,059,710  $19,734,308
                                                            ===================================================================
See accompanying notes.


           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


                                December 31, 1999


1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

The Account has eighteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3. CONTRACT CHARGES

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


3. CONTRACT CHARGES (continued)

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

4. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. TAXES

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


6. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period ended December 31, 1999.

AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund*                            $  14,926,913 $     844,143
    AIM V.I. Government Securities Fund*                 1,021,460       299,155

The Alger American Fund
    Alger American Small Capitalization Portfolio*       2,113,416       194,971
    Alger American Growth Portfolio*                    17,659,064     1,732,956

The MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series*                      6,118,643       540,811
    MFS VIT Growth with Income Series*                   9,576,475       713,046

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio*      3,103,540       506,491

Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund*                        252,745        19,317
   Touchstone Emerging Growth Fund                       7,457,259     9,870,703
   Touchstone International Equity Fund                  5,236,242     7,178,620
   Touchstone Income Opportunity Fund                    6,472,324    12,854,427
   Touchstone High Yield Bond Fund*                      1,328,724        78,711
   Touchstone Value Plus Fund                            7,532,599     4,223,770
   Touchstone Growth & Income Fund                      60,429,441    72,586,938
   Touchstone Enhanced 30 Fund*                          3,035,563       295,526
   Touchstone Balanced Fund                              7,672,101    12,667,947
   Touchstone Bond Fund                                 29,234,695    32,270,444
   Touchstone Standby Income Fund                       14,356,585    11,117,871

           Total                                     $ 197,527,788 $ 167,995,847


*    For the period May 17, 1999 (commencement of operations) to December 31,
     1999.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7. UNIT VALUES

The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1999 to December 31, 1999. Eighteen unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


         Touchstone Gold Variable Annuity

                                                                                                               Transfers between
                                        Beginning Units          Units Purchased          Units Redeemed          Sub-accounts

AIM V.I. Growth*                                 -                    111,599                (61,242)               1,149,759
AIM V.I. Government Securities*                  -                      8,516                 (2,829)                  45,716

Alger American Small Capitalization*             -                     27,301                 (1,890)                 125,163
Alger American Growth  *                         -                    121,236               (106,185)               1,411,281

MFS VIT Emerging Growth  *                       -                     78,202                (20,756)                 367,416
MFS VIT Growth with Income *                     -                    116,307                (55,167)                 781,395

PIMCO Long-Term U.S. Government Bond*            -                     31,683                 (5,519)                 208,341

Touchstone Small Cap Value*                      -                      3,002                   (175)                  16,287
Touchstone Emerging Growth               1,527,712                    130,121               (215,295)                (247,970)
Touchstone International Equity          1,501,239                    155,612               (215,225)                (168,209)
Touchstone Income Opportunity            2,018,328                    214,368               (242,619)                (584,475)
Touchstone High Yield Bond*                      -                     10,046                 (2,202)                 100,612
Touchstone Value Plus                      221,536                    186,867                (87,170)                 181,912
Touchstone Growth & Income               2,973,336                    323,474               (400,237)                (534,284)
Touchstone Enhanced 30*                          -                     24,893                 (5,733)                 244,484
Touchstone Balanced                      2,142,449                    286,061               (299,282)                (415,837)
Touchstone Bond                          1,764,079                    302,007               (227,511)                (311,318)
Touchstone Standby Income                1,653,441                    331,469               (416,028)                 263,123




                                         Ending Units          Unit Value          Ending Value

AIM V.I. Growth*                          1,200,117            12.386830           $ 14,865,649
AIM V.I. Government Securities*              51,404             9.928089                510,342

Alger American Small Capitalization*        150,574            13.645334              2,054,637
Alger American Growth  *                  1,426,332            12.050408             17,187,887

MFS VIT Emerging Growth  *                  424,862            16.408335              6,971,280
MFS VIT Growth with Income *                842,535            10.298332              8,676,706

PIMCO Long-Term U.S. Government Bond*       234,504             9.641838              2,261,051

Touchstone Small Cap Value*                  19,113            11.485000                219,520
Touchstone Emerging Growth                1,194,568            24.945052             29,798,557
Touchstone International Equity           1,273,417            22.335784             28,442,767
Touchstone Income Opportunity             1,405,602            15.255314             21,442,905
Touchstone High Yield Bond*                 108,456             9.186113                996,288
Touchstone Value Plus                       503,145            11.484675              5,778,458
Touchstone Growth & Income                2,362,289            17.957567             42,420,972
Touchstone Enhanced 30*                     263,644            10.649017              2,807,550
Touchstone Balanced                       1,713,391            18.149355             31,096,952
Touchstone Bond                           1,527,257            12.623260             19,278,956
Touchstone Standby Income                 1,832,005            12.023580             22,027,255

     Total - Touchstone Gold Variable Annuity                                      $256,837,732


           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7.   UNIT VALUES (continued)

Touchstone Select Variable Annuity - Death Benefit Option 1

                                                                                                               Transfers between
                                        Beginning Units          Units Purchased          Units Redeemed          Sub-accounts

AIM V.I. Growth*                                 -                      2,194                    (12)                  23,064
AIM V.I. Government Securities*                  -                     10,012                      -                        3

Alger American Small Capitalization*             -                        464                      -                    7,430
Alger American Growth  *                         -                      2,116                    (46)                  17,686

MFS VIT Emerging Growth  *                       -                        646                      -                   15,466
MFS VIT Growth with Income *                     -                        484                    (32)                   9,024

PIMCO Long-Term U.S. Government  Bond*           -                     10,137                      -                        2

Touchstone Small Cap Value*                      -                          5                      -                      122
Touchstone Emerging Growth                  28,741                      5,176                   (395)                 (18,391)
Touchstone International Equity              9,911                      6,334                   (520)                  (2,966)
Touchstone Income Opportunity               18,594                      9,304                   (691)                  (7,834)
Touchstone High Yield Bond*                      -                         10                      -                        8
Touchstone Value Plus                        1,566                        985                    (13)                    (365)
Touchstone Growth & Income                  24,000                     10,936                   (676)                  (9,606)
Touchstone Enhanced 30*                          -                        468                      -                      103
Touchstone Balanced                         14,419                     14,208                   (638)                  (2,687)
Touchstone Bond                             10,275                      9,534                   (493)                    (994)
Touchstone Standby Income                    9,529                      7,485                   (856)                  (4,950)




                                          Ending Units          Unit Value          Ending Value

AIM V.I. Growth*                              25,247            12.386830           $    312,728
AIM V.I. Government Securities*               10,015             9.928089                 99,431

Alger American Small Capitalization*           7,894            13.645334                107,715
Alger American Growth  *                      19,756            12.050408                238,072

MFS VIT Emerging Growth  *                    16,112            16.408335                264,374
MFS VIT Growth with Income *                   9,476            10.298332                 97,592

PIMCO Long-Term U.S. Government  Bond*        10,139             9.641838                 97,761

Touchstone Small Cap Value*                      127            11.485000                  1,454
Touchstone Emerging Growth                    15,131            14.214694                215,085
Touchstone International Equity               12,759            14.606860                186,364
Touchstone Income Opportunity                 19,373             8.566546                165,962
Touchstone High Yield Bond*                       18             9.186113                    170
Touchstone Value Plus                          2,173            11.484675                 24,963
Touchstone Growth & Income                    24,655            10.057167                247,954
Touchstone Enhanced 30*                          571            10.649017                  6,077
Touchstone Balanced                           25,302            10.909260                276,024
Touchstone Bond                               18,322            10.262853                188,036
Touchstone Standby Income                     11,207            10.724095                120,184

     Total - Touchstone Select Variable Annuity - Death Benefit Option 1            $  2,649,946

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7.         UNIT VALUES (continued)


Touchstone Select Variable Annuity - Death Benefit Option 2

                                                                                                               Transfers between
                                        Beginning Units          Units Purchased          Units Redeemed          Sub-accounts

AIM V.I. Growth*                                 -                        357                 (1,285)                  69,346
AIM V.I. Government Securities*                  -                          3                    (35)                   1,599

Alger American Small Capitalization*             -                          3                     (1)                   7,749
Alger American Growth  *                         -                        101                 (1,792)                  99,306

MFS VIT Emerging Growth  *                       -                        354                   (538)                  46,034
MFS VIT Growth with Income *                     -                         77                   (850)                  33,379

PIMCO Long-Term U.S. Government  Bond*           -                         29                   (280)                   6,238

Touchstone Small Cap Value*                      -                          3                      -                        -
Touchstone Emerging Growth                  55,818                     36,332                 (1,357)                 (20,263)
Touchstone International Equity             56,762                     26,038                 (1,463)                 (26,315)
Touchstone Income Opportunity               57,519                     22,397                 (1,349)                 (24,256)
Touchstone High Yield Bond*                      -                          3                   (193)                   6,240
Touchstone Value Plus                       14,257                     13,853                   (644)                   2,848
Touchstone Growth & Income                  97,264                     45,638                 (2,435)                 (48,187)
Touchstone Enhanced 30*                          -                          3                    (14)                   3,037
Touchstone Balanced                         77,704                     21,755                 (2,575)                 (37,242)
Touchstone Bond                             63,396                     18,198                 (7,812)                 (14,463)
Touchstone Standby Income                   23,666                      7,407                 (1,386)                   9,065




                                           Ending Units          Unit Value          Ending Value

AIM V.I. Growth*                               68,418            12.379215           $    846,965
AIM V.I. Government Securities*                 1,567             9.921983                 15,548

Alger American Small Capitalization*            7,751            13.636950                105,704
Alger American Growth  *                       97,614            12.042990              1,175,568

MFS VIT Emerging Growth  *                     45,851            16.398265                751,880
MFS VIT Growth with Income *                   32,605            10.291984                335,571

PIMCO Long-Term U.S. Government  Bond*          5,986             9.635907                 57,675

Touchstone Small Cap Value*                         3            11.477941                     34
Touchstone Emerging Growth                     70,531            14.188941              1,000,764
Touchstone International Equity                55,022            14.580435                802,241
Touchstone Income Opportunity                  54,310             8.551007                464,407
Touchstone High Yield Bond*                     6,050             9.180462                 55,538
Touchstone Value Plus                          30,313            11.465820                347,565
Touchstone Growth & Income                     92,281            10.039383                926,441
Touchstone Enhanced 30*                         3,026            10.642464                 32,200
Touchstone Balanced                            59,641            10.889480                649,465
Touchstone Bond                                59,319            10.244845                607,715
Touchstone Standby Income                      38,751            10.704652                414,819

     Total - Touchstone Select Variable Annuity - Death Benefit Option 2             $  8,590,100


           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


7.   UNIT VALUES (continued)

Touchstone Select Variable Annuity - Death Benefit Option 3

                                                                                                               Transfers between
                                        Beginning Units          Units Purchased          Units Redeemed          Sub-accounts

AIM V.I. Growth*                                 -                          3                   (100)                  13,856
AIM V.I. Government Securities*                  -                          3                    (75)                   7,836

Alger American Small Capitalization*             -                          3                    (36)                   8,756
Alger American Growth  *                         -                          3                   (100)                  20,218

MFS VIT Emerging Growth  *                       -                          3                    (61)                  11,684
MFS VIT Growth with Income *                     -                          3                    (24)                   9,291

PIMCO Long-Term U.S. Government  Bond*           -                          3                    (76)                   8,505

Touchstone Small Cap Value*                      -                          3                    (28)                   3,600
Touchstone Emerging Growth                  23,219                     11,202                   (151)                 (14,478)
Touchstone International Equity             29,122                     11,832                   (400)                  (2,667)
Touchstone Income Opportunity               48,384                     17,074                   (641)                 (27,677)
Touchstone High Yield Bond*                      -                          3                    (72)                   7,992
Touchstone Value Plus                          117                          0                    (84)                  10,560
Touchstone Growth & Income                  46,256                     16,027                 (1,230)                 (12,161)
Touchstone Enhanced 30*                          -                          3                    (49)                   6,344
Touchstone Balanced                         49,859                     13,542                 (1,436)                 (13,822)
Touchstone Bond                             40,070                      8,559                   (466)                  (8,947)
Touchstone Standby Income                   16,910                      3,378                   (145)                      33




                                          Ending Units          Unit Value          Ending Value

AIM V.I. Growth*                              13,759            12.371603           $    170,216
AIM V.I. Government Securities*                7,763             9.915876                 76,986

Alger American Small Capitalization*           8,723            13.628563                118,884
Alger American Growth  *                      20,120            12.035582                242,159

MFS VIT Emerging Growth  *                    11,627            16.388191                190,537
MFS VIT Growth with Income *                   9,271            10.285647                 95,353

PIMCO Long-Term U.S. Government  Bond*         8,432             9.629981                 81,197

Touchstone Small Cap Value*                    3,575            11.470881                 41,004
Touchstone Emerging Growth                    19,792            14.163243                280,325
Touchstone International Equity               37,887            14.554025                551,402
Touchstone Income Opportunity                 37,140             8.535505                317,009
Touchstone High Yield Bond*                    7,924             9.174801                 72,699
Touchstone Value Plus                         10,593            11.446986                121,254
Touchstone Growth & Income                    48,892            10.019510                489,879
Touchstone Enhanced 30*                        6,298            10.635910                 66,988
Touchstone Balanced                           48,143            10.869753                523,304
Touchstone Bond                               39,216            10.224963                400,988
Touchstone Standby Income                     20,176            10.685255                215,588

     Total - Touchstone Select Variable Annuity - Death Benefit Option 3            $  4,055,772

          Total                                                                     $272,133,550




* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS Emerging Growth, MFS Growth with Income, PIMCO Long-Term U. S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999 when those sub-accounts commenced operations.




                              Western-Southern Life Assurance Company Separate Account 1 - Touchstone Variable Annuity

                                          Supplementary Information-Selected Per Unit Data and Ratios

                                     (Selected data for an accumulation unit outstanding throughout each year)

                                                          Period Ended December 31, 1999


                                                        AIM V.I.                                                   MFS VIT
                                    AIM V.I.           Government          Alger Small                             Emerging
                                     Growth            Securities        Capitalization        Alger Growth         Growth
                                  Sub-Account *       Sub-Account *       Sub-Account *         Sub-Account *     Sub-Account *
                                --------------------------------------------------------------------------------------------------
Per unit data
  Investment income              $     0.439650    $        0.364418    $                -    $               -    $            -
  Expenses                             0.087924             0.083236              0.090549             0.087435          0.094146
                                --------------------------------------------------------------------------------------------------
  Net investment income (loss)         0.351726             0.281182             (0.090549)           (0.087435)        (0.094146)
  Net realized and
    unrealized gain (loss)
    on investments                     2.035104            (0.353093)             3.735883             2.137843          6.502481

  Net increase (decrease)
    in net asset value                 2.386830            (0.071911)             3.645334             2.050408          6.408335
    Beginning of period               10.000000            10.000000             10.000000            10.000000         10.000000
                                --------------------------------------------------------------------------------------------------
    End of period                $    12.386830    $        9.928089    $        13.645334    $       12.050408    $    16.408335
                                ==================================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                         0.88%                1.30%                 0.67%                0.99%             0.65%

  Ratio of net investment
    income (loss) to
    average net assets (%)                 5.85%                6.05%                -0.16%               -0.82%            -0.08%



                                                          PIMCO Long-
                                     MFS VIT               Term U.S.             Touchstone            Touchstone
                                    Growth with          Government              Small Cap               Emerging
                                    Income                  Bond                    Value                Growth
                                   Sub-Account *          Sub-Account *          Sub-Account *         Sub-Account
                               --------------------------------------------------------------------------------------------
Per unit data
  Investment income              $                 -    $          0.342537    $                -     $          3.528588
  Expenses                                  0.082868               0.082489              0.086301                0.255612
                               --------------------------------------------------------------------------------------------
  Net investment income (loss)             (0.082868)              0.260048             (0.086301)               3.272976
  Net realized and
    unrealized gain (loss)
    on investments                          0.381200              (0.618210)             1.571301                4.444615

  Net increase (decrease)
    in net asset value                      0.298332              (0.358162)             1.485000                7.717591
    Beginning of period                    10.000000              10.000000             10.000000               17.227461
                               --------------------------------------------------------------------------------------------
    End of period                $         10.298332    $          9.641838    $        11.485000     $         24.945052
                               ============================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                              1.01%                  1.03%                  0.82%                   1.24%

  Ratio of net investment
    income (loss) to
    average net assets (%)                     -0.96%                  3.33%                 -1.33%                  14.00%



  *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
     American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.



                       Western-Southern Life Assurance Company Separate Account 1 - Touchstone Variable Annuity

                                 Supplementary Information-Selected Per Unit Data and Ratios (continued)

                                (Selected data for an accumulation unit outstanding throughout each year)

                                                     Period Ended December 31, 1999


                                Touchstone       Touchstone                                            Touchstone
                               International       Income          Touchstone       Touchstone          Growth &
                                  Equity         Opportunity       High Yield       Value Plus           Income
                               Sub-Account       Sub-Account       Sub-Account *    Sub-Account        Sub-Account
                             -----------------------------------------------------------------------------------------
Per unit data
  Investment income           $   1.735354    $      2.120979    $             -    $      0.474317    $            -
  Expenses                        0.232633           0.201849           0.079325           0.143693          0.246179
                             -----------------------------------------------------------------------------------------
  Net investment income (loss     1.502721           1.919130          (0.079325)          0.330624         (0.246179)
  Net realized and
    unrealized gain (loss)
    on investments                4.246277          (1.712742)         (0.734561)          1.034128          0.445591
                             -----------------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value            5.748998           0.206388          (0.813887)          1.364752          0.199412
    Beginning of period          16.586786          15.048926          10.000000          10.119923         17.758155
                             -----------------------------------------------------------------------------------------
    End of period             $  22.335784    $     15.255314    $      9.186113    $     11.484675    $    17.957567
                             =========================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                    1.26%              1.39%              1.17%              1.97%             1.45%

  Ratio of net investment
    income (loss) to
    average net assets (%)            7.11%             10.86%             10.70%              4.14%            -1.46%









                                                                                           Touchstone
                                   Touchstone           Touchstone        Touchstone         Standby
                                   Enhanced 30           Balanced            Bond            Income
                                  Sub-Account *         Sub-Account       Sub-Account       Sub-Account
                             ------------------------------------------------------------------------------
Per unit data
  Investment income              $       0.049339    $     1.759141    $     0.114428    $      0.666818
  Expenses                               0.084761          0.233152          0.171100           0.158436
                             ------------------------------------------------------------------------------
  Net investment income (loss           (0.035422)         1.525989         (0.056672)          0.508382
  Net realized and
    unrealized gain (loss)
    on investments                       0.684439         (0.157046)        (0.280090)         (0.106290)
                             ------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value                   0.649017          1.368943         (0.336762)          0.402092
    Beginning of period                 10.000000         16.780412         12.960022          11.621488
                             ------------------------------------------------------------------------------
    End of period                $      10.649017    $    18.149355    $    12.623260    $     12.023580
                             ==============================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                           0.87%             1.40%             1.44%              1.36%

  Ratio of net investment
    income (loss) to
    average net assets (%)                   0.22%             7.65%            -0.47%              4.35%



    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
       American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.



                Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 1

                                 Supplementary Information-Selected Per Unit Data and Ratios (continued)

                                (Selected data for an accumulation unit outstanding throughout each year)

                                                        Period Ended December 31, 1999



                                                     AIM V.I.                                      MFS VIT
                                     AIM V.I.       Government     Alger Small                     Emerging
                                       Growth        Securities   Capitalization  Alger Growth      Growth
                                    Sub-Account *   Sub-Account *  Sub-Account *   Sub-Account *  Sub-Account *
                                ----------------------------------------------------------------------------------
Per unit data
  Investment income                $    0.439650    $  0.364418    $          -    $         -    $         -
  Expenses                              0.087924       0.083236        0.090549       0.087435       0.094146
                                ----------------------------------------------------------------------------------
  Net investment income (loss)          0.351726       0.281182       (0.090549)     (0.087435)     (0.094146)
  Net realized and
    unrealized gain (loss)
    on investments                      2.035104      (0.353093)       3.735883       2.137843       6.502481
                                ----------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value                  2.386830      (0.071911)       3.645334       2.050408       6.408335
    Beginning of period                10.000000      10.000000       10.000000      10.000000      10.000000
                                ----------------------------------------------------------------------------------
    End of period                  $   12.386830    $  9.928089    $  13.645334    $ 12.050408    $ 16.408335
                                ==================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                          0.88%          1.30%           0.67%          0.99%          0.65%

  Ratio of investment
    income-net to
    average net assets (%)                  5.85%          6.05%          -0.16%         -0.82%         -0.08%




                                                     PIMCO Long-
                                      MFS VIT         Term U.S.     Touchstone      Touchstone
                                     Growth with     Government      Small Cap       Emerging
                                        Income            Bond        Value           Growth
                                   Sub-Account *   Sub-Account *   Sub-Account*     Sub-Account
                                ----------------------------------------------------------------
Per unit data
  Investment income                $           -    $  0.342537    $          -    $  2.010731
  Expenses                              0.082868       0.082489        0.086301       0.145658
                                ----------------------------------------------------------------
  Net investment income (loss)         (0.082868)      0.260048       (0.086301)      1.865073
  Net realized and
    unrealized gain (loss)
    on investments                      0.381200      (0.618210)       1.571301       2.532716
                                ----------------------------------------------------------------
  Net increase (decrease)
    in net asset value                  0.298332      (0.358162)       1.485000       4.397789
    Beginning of period                10.000000      10.000000       10.000000       9.816905
                                ----------------------------------------------------------------
    End of period                  $   10.298332    $  9.641838    $  11.485000    $ 14.214694
                                ================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                          1.01%          1.03%           0.82%          1.24%

  Ratio of investment
    income-net to
    average net assets (%)                 -0.96%          3.33%          -1.33%         14.00%



    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
      American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.


                    Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 1

                                  Supplementary Information-Selected Per Unit Data and Ratios (continued)

                                 (Selected data for an accumulation unit outstanding throughout each year)

                                                         Period Ended December 31, 1999



                                  Touchstone     Touchstone
                                International      Income       Touchstone    Touchstone
                                   Equity       Opportunity     High Yield    Value Plus
                                Sub-Account      Sub-Account    Sub-Account*  Sub-Account
                            --------------------------------------------------------------
Per unit data
  Investment income          $      1.134864   $  1.191025    $         -    $  0.474317
  Expenses                          0.152135      0.113347       0.079325       0.143693
                            --------------------------------------------------------------
  Net investment income (loss)      0.982729      1.077678      (0.079325)      0.330624
  Net realized and
    unrealized gain (loss)
    on investments                  2.776923     (0.961780)     (0.734562)      1.034128
                            --------------------------------------------------------------
  Net increase (decrease)
    in net asset value              3.759652      0.115898      (0.813887)      1.364752
    Beginning of period            10.847208      8.450648      10.000000      10.119923
                            --------------------------------------------------------------
    End of period            $     14.606860   $  8.566546    $  9.186113    $ 11.484675
                            ==============================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                      1.26%         1.39%          1.17%         1.97%

  Ratio of investment
    income-net to
    average net assets (%)              7.11%        10.86%         10.70%         4.14%






                                 Touchstone                                                          Touchstone
                                   Growth &      Touchstone       Touchstone      Touchstone          Standby
                                    Income       Enhanced 30      Balanced            Bond             Income
                                Sub-Account     Sub-Account *    Sub-Account      Sub-Account       Sub-Account
                            --------------------------------------------------------------------------------------
Per unit data
  Investment income           $         -    $     0.049339   $    1.057389    $      0.093031   $    0.594750
  Expenses                       0.137873          0.084761        0.140144           0.139106        0.141312
                            --------------------------------------------------------------------------------------
  Net investment income (loss)  (0.137873)        (0.035422)       0.917245          (0.046075)       0.453438
  Net realized and
    unrealized gain (loss)
    on investments               0.249555          0.684439       (0.094401)         (0.227709)      (0.094797)
                            --------------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value           0.111682          0.649017        0.822844          (0.273784)       0.358641
    Beginning of period          9.945485         10.000000       10.086416          10.536637       10.365454
                            --------------------------------------------------------------------------------------
    End of period            $  10.057167    $    10.649017   $   10.909260    $     10.262853   $   10.724095
                            ======================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                   1.45%            0.87%            1.40%             1.44%            1.36%

  Ratio of investment
    income-net to
    average net assets (%)          -1.46%            0.22%            7.65%            -0.47%            4.35%



    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
     American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

             Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 2

                            Supplementary Information-Selected Per Unit Data and Ratios (continued)

                           (Selected data for an accumulation unit outstanding throughout each year)

                                                Period Ended December 31, 1999


                                              AIM V.I.                                               MFS VIT
                            AIM V.I.         Government        Alger Small                           Emerging
                             Growth          Securities      Capitalization     Alger Growth          Growth
                           Sub-Account       Sub-Account *    Sub-Account *     Sub-Account *       Sub-Account *
                       -----------------------------------------------------------------------------------------------
   Per unit data
     Investment income     $ 0.439401      $    0.364212    $         -      $               -    $              -
     Expenses                0.094356           0.089325       0.097172               0.093831            0.101032
                       -----------------------------------------------------------------------------------------------
     Net investment income   0.345045           0.274887      (0.097172)             (0.093831)          (0.101032)
     Net realized and
       unrealized gain (loss)
       on investments        2.034170          (0.352904)      3.734122               2.136821            6.499297
                       -----------------------------------------------------------------------------------------------
     Net increase (decrease)
       in net asset value    2.379215          (0.078017)      3.636950               2.042990            6.398265
       Beginning of period  10.000000          10.000000      10.000000              10.000000           10.000000
                       -----------------------------------------------------------------------------------------------
       End of period       $12.379215      $    9.921983    $ 13.636950      $       12.042990    $      16.398265
                      ================================================================================================
   Ratios
     Ratio of operating
       expense to average
       net assets (%)            0.88%             1.30%           0.67%                  0.99%               0.65%

     Ratio of investment
       income-net to
       average net assets        5.85%             6.05%          -0.16%                 -0.82%              -0.08%






                                               PIMCO Long-
                                                Term U.S.           Touchstone          Touchstone
                            MFS VIT Growth      Government          Small Cap            Emerging
                              with Income          Bond               Value               Growth
                             Sub-Account *     Sub-Account *       Sub-Account *       Sub-Account
                       -----------------------------------------------------------------------------
   Per unit data
     Investment income     $             -    $      0.342431   $               -    $    2.007110
     Expenses                     0.088931           0.088524            0.092615         0.156152
                       -----------------------------------------------------------------------------
     Net investment income       (0.088931)          0.253907           (0.092615)        1.850958
     Net realized and
       unrealized gain (loss)
       on investments             0.380915          (0.618000)           1.570556         2.529212
                       -----------------------------------------------------------------------------
     Net increase (decrease)
       in net asset value         0.291984          (0.364093)           1.477941         4.380170
       Beginning of period       10.000000          10.000000           10.000000         9.808771
                       -----------------------------------------------------------------------------
       End of period       $     10.291984    $      9.635907   $       11.477941    $   14.188941
                      ==============================================================================
   Ratios
     Ratio of operating
       expense to average
       net assets (%)                 1.01%             1.03%                0.82%            1.24%

     Ratio of investment
       income-net to
       average net assets            -0.96%             3.33%               -1.33%           14.00%



       *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities,
         Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.


            Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 2

                               Supplementary Information-Selected Per Unit Data and Ratios (continued)

                              (Selected data for an accumulation unit outstanding throughout each year)

                                                     Period Ended December 31, 1999



                                 Touchstone         Touchstone                                                   Touchstone
                                 International       Income             Touchstone           Touchstone            Growth &
                                   Equity          Opportunity          High Yield           Value Plus             Income
                                Sub-Account         Sub-Account        Sub-Account *        Sub-Account          Sub-Account
                          ------------------------------------------------------------------------------------------------------
Per unit data
  Investment income         $        1.132823    $       1.189003    $              -    $       0.473544    $               -
  Expenses                           0.163097            0.121517            0.085129            0.154075             0.147817
                          ------------------------------------------------------------------------------------------------------
  Net investment income (loss)       0.969726            1.067486           (0.085129)           0.319469            (0.147817)
  Net realized and
    unrealized gain (loss)
    on investments                   2.772469           (0.960119)          (0.734409)           1.033095             0.249508
                          ------------------------------------------------------------------------------------------------------

  Net increase (decrease)
    in net asset value               3.742195            0.107367           (0.819538)           1.352564             0.101691
    Beginning of period             10.838240            8.443640           10.000000           10.113256             9.937692
                          ------------------------------------------------------------------------------------------------------
    End of period           $       14.580435    $       8.551007    $       9.180462    $      11.465820    $       10.039383
                          ======================================================================================================

Ratios
  Ratio of operating
    expense to average
    net assets (%)                      1.26%                1.39%               1.17%               1.97%                1.45%

  Ratio of investment
    income-net to
    average net assets (%)              7.11%               10.86%              10.70%               4.14%               -1.46%











                                                                                                  Touchstone
                                 Touchstone             Touchstone          Touchstone              Standby
                                Enhanced 30              Balanced              Bond                  Income
                                Sub-Account *          Sub-Account         Sub-Account            Sub-Account
                          -------------------------------------------------------------------------------------
Per unit data
  Investment income         $           0.049309    $       1.055483    $       0.092949        $     0.593960
  Expenses                              0.090962            0.150244            0.149141              0.151497
                          -------------------------------------------------------------------------------------
  Net investment income (loss)         (0.041653)           0.905239           (0.056192)             0.442463
  Net realized and
    unrealized gain (loss)
    on investments                      0.684117           (0.093810)          (0.227493)            (0.094682)
                          -------------------------------------------------------------------------------------

  Net increase (decrease)
    in net asset value                  0.642464            0.811429           (0.283685)             0.347781
    Beginning of period                10.000000           10.078051           10.528530             10.356871
                          -------------------------------------------------------------------------------------
    End of period           $          10.642464    $      10.889480    $      10.244845         $   10.704652
                          =====================================================================================

Ratios
  Ratio of operating
    expense to average
    net assets (%)                          0.87%               1.40%               1.44%                 1.36%

  Ratio of investment
    income-net to
    average net assets (%)                  0.22%               7.65%              -0.47%                 4.35%



    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
      American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.


            Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 3

                               Supplementary Information-Selected Per Unit Data and Ratios (continued)

                              (Selected data for an accumulation unit outstanding throughout each year)

                                                  Period Ended December 31, 1999


                                                   AIM V.I.                                                           MFS VIT
                              AIM V.I.            Government             Alger Small                                 Emerging
                               Growth             Securities            Capitalization           Alger Growth         Growth
                            Sub-Account *        Sub-Account *           Sub-Account *           Sub-Account *      Sub-Account *
                         ----------------------------------------------------------------------------------------------------------
Per unit data
  Investment income       $      0.439152    $          0.364006    $                   -     $               -    $            -
  Expenses                       0.100783               0.095411                 0.103792              0.100223          0.107913
                         ----------------------------------------------------------------------------------------------------------
  Net investment income (loss)   0.338369               0.268595                (0.103792)            (0.100223)        (0.107913)
  Net realized and
    unrealized gain (loss)
    on investments               2.033234              (0.352719)                3.732355              2.135805          6.496104
                         ----------------------------------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value           2.371603              (0.084124)                3.628563              2.035582          6.388191
    Beginning of period         10.000000              10.000000                10.000000             10.000000         10.000000
                         ----------------------------------------------------------------------------------------------------------
    End of period         $     12.371603    $          9.915876    $           13.628563     $       12.035582    $    16.388191
                         ==========================================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                   0.88%                  1.30%                    0.67%                 0.99%             0.65%

  Ratio of investment
    income-net to
    average net assets (%            5.85%                  6.05%                   -0.16%                -0.82%            -0.08%








                                                  PIMCO Long-
                                                    Term U.S.        Touchstone           Touchstone
                             MFS VIT Growth        Government         Small Cap            Emerging
                              with Income             Bond              Value                Growth
                              Sub-Account *       Sub-Account *     Sub-Account *         Sub-Account
                         --------------------------------------------------------------------------------
Per unit data
  Investment income        $                -    $      0.342325   $            -    $          2.003496
  Expenses                           0.094991           0.094555         0.098924               0.166617
                         --------------------------------------------------------------------------------
  Net investment income (loss)      (0.094991)          0.247770        (0.098924)              1.836879
  Net realized and
    unrealized gain (loss)
    on investments                   0.380638          (0.617789)        1.569805               2.525725
                         --------------------------------------------------------------------------------
  Net increase (decrease)
    in net asset value               0.285647          (0.370019)        1.470881               4.362604
    Beginning of period             10.000000          10.000000        10.000000               9.800639
                         --------------------------------------------------------------------------------
    End of period          $        10.285647    $      9.629981   $    11.470881    $         14.163243
                         ================================================================================
Ratios
  Ratio of operating
    expense to average
    net assets (%)                       1.01%             1.03%             0.82%                  1.24%

  Ratio of investment
    income-net to
    average net assets (%               -0.96%             3.33%            -1.33%                 14.00%

    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
      American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.


              Western-Southern Life Assurance Company Separate Account 1 - Touchstone Select Variable Annuity - Option 3

                            Supplementary Information-Selected Per Unit Data and Ratios (continued)

                           (Selected data for an accumulation unit outstanding throughout each year)

                                         Period Ended December 31, 1999




                       Touchstone   Touchstone                            Touchstone
                      International  Income     Touchstone    Touchstone   Growth &
                         Equity    Opportunity  High Yield    Value Plus    Income
                      Sub-Account  Sub-Account  Sub-Account*  Sub-Account  Sub-Account
                   --------------------------------------------------------------------
Per unit data
  Investment income    $ 1.130783   $1.186987   $       -    $ 0.472771            -
  Expenses               0.174029    0.129664    0.090930      0.164433     0.157701
                   --------------------------------------------------------------------
  Net investment
        income (loss)    0.956754    1.057323   (0.090930)     0.308338    (0.157701)
  Net realized and
    unrealized gain (loss)
    on investments       2.768012   (0.958455)  (0.734269)     1.032048     0.249418
                   --------------------------------------------------------------------
  Net increase (decrease)
    in net asset value   3.724766    0.098868   (0.825199)     1.340386     0.091717
    Beginning of period 10.829259    8.436637   10.000000     10.106600     9.927793
                   --------------------------------------------------------------------
    End of period      $14.554025   $8.535505   $9.174801    $11.446986   $10.019510
                   ====================================================================
Ratios
  Ratio of operating
    expense to average       1.26%       1.39%       1.17%         1.97%        1.45%
    net assets (%)

  Ratio of investment
    income-net to            7.11%      10.86%      10.70%         4.14%       -1.46%
    average net assets (%)





                                                               Touchstone
                       Touchstone   Touchstone    Touchstone     Standy
                       Enchanced 30   Balanced       Bond        Income
                       Sub-Account*  Sub-Account  Sub-Account  Sub-Account
                   --------------------------------------------------------
Per unit data
  Investment income   $  0.049279    $ 1.053582   $ 0.092850    $ 0.593171
  Expenses               0.097159      0.160317     0.159121      0.161654
                   --------------------------------------------------------
  Net investment
        income (loss)   (0.047880)     0.893265    (0.066271)     0.431517
  Net realized and
    unrealized gain (loss)
    on investments       0.683790     (0.093218)   (0.227226)    (0.094555)
                   --------------------------------------------------------
  Net increase (decrease)
    in net asset value   0.635910      0.800047    (0.293497)     0.336962
    Beginning of period 10.000000     10.069706    10.518460     10.348293
                   --------------------------------------------------------
    End of period     $ 10.635910    $10.869753   $10.224963    $10.685255
                   =========================================================
Ratios
  Ratio of operating
    expense to average       0.87%         1.40%        1.44%         1.36%
    net assets (%)

  Ratio of investment
    income-net to            0.22%         7.65%       -0.47%         4.35%
    average net assets (%)

    *Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger
      American Small Capitalization, Alger American Growth, MFS VIT Emerging
      Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond,
      Touchstone Small Cap Value, Touchstone High Yield, and Touchstone Enhanced
      30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.



                                Statutory-Basis Financial Statements
                                      and Supplemental Schedule

                               Western-Southern Life Assurance Company

                               Years ended December 31, 1999 and 1998
                                with Reports of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 1999 and 1998




                                    CONTENTS

Report of Ernst & Young, LLP...................................................1
Report of PricewaterhouseCoopers LLP...........................................2

Financial Statements

Balance Sheets - Statutory-Basis...............................................3
Statements of Income - Statutory-Basis.........................................4
Statements of Changes in Capital and Surplus - Statutory-Basis.................5
Statements of Cash Flows - Statutory-Basis ....................................6
Notes to Statutory-Basis Financial Statements..................................7

Supplemental Data:

Report on Supplemental Schedule of Selected Statutory-Basis Financial Data....24
Supplemental Schedule of Selected Statutory-Basis Financial Data..............25

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company


We have audited the accompanying statutory-basis balance sheet of Western-Southern Life Assurance Company as of December 31, 1999, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western-Southern Life Assurance Company at December 31, 1999, or the results of its operations or its cash flows for the year then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 1999, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.



                                                           /s/ ERNST & YOUNG LLP

April 18, 2000

                        Report of Independent Accountants

To the Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Western-Southern Life Assurance Company (the "Company") as of December 31, 1998, and the related statutory statements of income and changes in surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are material; they are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998, or the results of its operations or its cash flows for the year then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 1998, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2. We have not audited the financial statements of Western-Southern Life Assurance Company for any period subsequent to December 31, 1998.


/s/PricewaterhouseCoopers LLP

April 26, 1999
Cincinnati, Ohio

                    Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis
                        as of December 31, 1999 and 1998



                                                                 1999                               1998
                                                             ------------------------------------------------
Admitted Assets                                                               (in thousands)

Bonds                                                        $   3,515,462                      $   3,131,311
Preferred and common stocks                                        107,636                             92,174
Mortgage loans                                                     204,451                            154,593
Policy loans                                                        50,261                             50,767
Cash, cash equivalents and short-term investments                   64,497                             78,050
Other invested assets                                               28,386                             21,402
Total cash and invested assets                                   3,970,693                          3,528,297

Investment income due and accrued                                   48,099                             43,360
Reinsurance due, held by parent                                     32,135                             32,826
Other assets                                                         1,957                              2,754
Separate account assets                                            273,195                            224,275
Total admitted assets                                        $   4,326,079                      $   3,831,512

Liabilities and Capital and Surplus

Policy reserves                                              $   3,674,385                      $   3,222,016
Policy claims in process of settlement                               7,566                              7,335
Federal income taxes payable                                        29,745                             21,680
Amounts due to parent:
   Reinsurance premiums                                             27,545                             27,643
   General expenses                                                  3,148                              1,020
Liability for temporary investments held for affiliates              4,625                             35,018
Other liabilities                                                   35,339                             16,407
Interest maintenance reserve                                        19,577                             26,672
Asset valuation reserves                                            47,524                             41,558
Separate account liabilities                                       273,195                            224,275
     Total liabilities                                       $   4,122,649                      $   3,623,624

Capital and Surplus

Common stock, $1 par value, authorized 10,000,000 shares,
   issued and outstanding 2,500,000 and 1,500,000, respectively      2,500                              1,500
Paid-in surplus                                                    239,000                            240,000
Unassigned deficit                                                 (38,070)                           (33,612)
Total capital and surplus                                          203,430                            207,888
Total liabilities and capital and surplus                    $   4,326,079                      $   3,831,512



See accompanying notes.

                    Western-Southern Life Assurance Company

                     Statements of Income - Statutory-Basis
                 for the years ended December 31, 1999 and 1998



                                                                 1999                               1998
                                                             ------------------------------------------------
                                                                              (in thousands)
Revenue:
   Premiums                                                  $     791,153                      $     603,400
   Net investment income                                           274,079                            254,103
   Other                                                               192                                321
                                                                 1,065,424                            857,824

Policy benefits and expenses:
   Death benefits                                                  128,577                            110,269
   Annuity benefits                                                279,714                            179,939
   Surrender benefits                                               32,595                             32,600
   Other benefits                                                    7,994                              6,821
Increase in policy reserves                                        452,368                            287,977
Net transfers to separate account                                   13,309                             97,429
Commissions on premiums                                             55,225                             49,724
General expenses                                                    61,764                             67,341
                                                                 1,031,546                            832,100

Gain from operations before federal income tax expense
     and net realized capital gains (losses)                        33,878                             25,724

Federal income tax expense                                          17,761                              6,388
Net gain from operations before net realized capital
     gains (losses)                                                 16,117                             19,336

Net realized capital gains (losses), less federal income tax expense (benefit) of $(355) in 1999 and $2,310 in 1998 and
transfers to (from) the Interest Maintenance Reserve of $(1,172)
in 1999 and $13,390 in 1998                                         (5,774)                             2,860
Net income                                                   $      10,343                      $      22,196




See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis for the years ended December 31, 1999 and 1998



                                                                 1999                               1998
                                                             ------------------------------------------------
                                                                              (in thousands)

Capital and surplus, beginning of year                       $     207,888                      $     178,079
   Net income                                                       10,343                             22,196
   Change in net unrealized gains (losses):
       Unaffiliated common stock                                     4,963                             (7,541)
       Subsidiaries                                                 (8,726)                            (5,090)
       Other invested assets                                         3,334                                 70
   (Increase) decrease in asset valuation reserve                   (5,964)                               142
   Capital contributions                                                 -                             20,000
   Other                                                            (8,408)                                32
Capital and surplus, end of year                             $     203,430                      $     207,888



See accompanying notes.

                    Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis
                 for the years ended December 31, 1999 and 1998



                                                                 1999                               1998
                                                             ------------------------------------------------
                                                                              (in thousands)
Operating Activities:
Premium and annuity considerations                           $     788,385                      $     600,439
Net investment income received                                     261,345                            240,628
Surrender and annuity benefits paid                               (311,604)                          (212,766)
Death and other benefits to policyholders                         (144,258)                          (123,480)
Commissions, other expenses and taxes paid                        (105,850)                          (105,880)
Net transfers to separate accounts                                 (13,309)                           (97,429)
Federal income taxes paid to parent                                 (9,419)                           (11,282)
Other revenues less expenses                                       (18,043)                           (19,600)
Net cash provided by operations                                    447,247                            270,630

Investment activities:
Proceeds from investments sold, matured or repaid:
     Bonds                                                       1,148,425                          1,230,984
     Stocks                                                          8,245                             79,793
     Mortgage loans                                                 23,627                             10,548
     Other invested assets                                           5,761                              8,008
Total investment proceeds                                        1,186,058                          1,329,333

Cost of investments acquired:
     Bonds                                                      (1,537,444)                        (1,488,085)
     Stocks                                                        (27,470)                           (60,477)
     Mortgage loans                                                (73,540)                           (47,827)
     Other invested assets                                          (8,910)                            (5,596)
Total investments acquired                                      (1,647,364)                        (1,601,985)

Net change in policy and other loans                                   506                                464
Net cash used by investment activities                            (460,800)                          (272,188)

Financing activities:
Other cash provided:
     Capital contributions                                               -                             20,000
Net cash provided by financing activities                                -                             20,000

Net change in cash, cash equivalents and short-term investments    (13,553)                            18,442
Cash, cash equivalents and short-term investments:
     Beginning of year                                              78,050                             59,608
     End of year                                             $      64,497                      $      78,050

See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements



                           December 31, 1999 and 1998


1. ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a mutual life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-four states and the District of Columbia, actively selling in twenty-one states, and 94% of its field force is located in twelve midwest and south-central states.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from generally accepted accounting principles (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Debt securities classified as available for sale are carried at amortized cost rather than fair value.

o Deferred federal income taxes are not provided for statutory reporting purposes.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. These deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "Interest Maintenance Reserve."

o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

o For statutory reporting purposes, revenues for universal life policies and annuity contracts consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

At December 31, 1999 and 1998, the Company's GAAP unaudited equity was $330,709,000 and $387,759,000, respectively. Unaudited GAAP net income was $13,805,000 and $34,899,000 for 1999 and 1998, respectively.

The Company received written approval from the Department to record guaranty fund assessments as billed and defer the amount on the balance sheet to the extent that they are recoverable through premium tax credits. When the tax credits are realized, the deferred tax assessment is removed from the balance sheet as a charge to premium tax expense. The Company also received approval to record all taxes, including interest, assessments, settlements and corrections through the Statement of Operations, rather than as a direct charge to surplus. There is no prescribed accounting treatment for these transactions.

In March 1998, the NAIC finalized the Codification of Statutory Accounting Principles guidance ("Codification") which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. Principal changes that are expected to impact the Company include the recording of deferred taxes and changes in the mortgage loan reserve.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Department has adopted Codification, effective January 1, 2001. The Company has not estimated the potential impact of Codification to its statutory-basis financial statements.

Significant accounting policies are as follows:

REVENUES AND EXPENSES

Premium revenues on fixed premium policies are recognized when due over the premium paying period of the policies. Premium revenues on flexible premium policies are recognized when received. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

o Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost, preferred stocks in good standing at cost and all other stocks at market.

o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

o The Company's subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries equity is included in the change in net unrealized capital gains or losses.

o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value.

o Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. SIGNIFICANT ACCOUNTING POLICES (continued)

o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was ($1,172,000) and $13,390,000, which is net of federal income tax expense (benefit) of ($631,000) and $7,211,000 in 1999 and 1998, respectively.

Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   Percentage of
                                                                     Reserves
                                                       ----------------------------------
                                                            1999              1998
                                                       ---------------- -----------------
Life insurance
     1958 and 1980 Commissioners standard Ordinary,
     31/2% -51/2%                                                25.3%            28.2%
Annuities
     Various, 21/2 -8 1/4%                                       74.0             71.1
Supplemental benefits:
     Various, 21/2% -81/4%                                        0.7              0.7
                                                       ---------------- -----------------
                                                                  100%             100%
                                                       ---------------- -----------------

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. SIGNIFICANT ACCOUNTING POLICIES (continued)


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 1999, reserves of $779,000 are recorded on inforce amounts of $15,655,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.


POLICY AND CONTRACT CLAIMS

Policy claims reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 1999 and 1998. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

2. SIGNIFICANT ACCOUNTING POLICES (continued)

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements



SEPARATE ACCOUNT

The Company maintains two separate accounts that hold investments related to the Company's variable annuity products. The assets of the separate accounts consist primarily of mutual funds, which are recorded at market value.

The activity within the separate accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or policyholders' surplus of the Company.


CASH AND CASH EQUIVALENTS

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. Under the agreement, the benefits from losses of subsidiaries are not retained by the subsidiary companies but are allocated among those companies in the consolidated group having taxable income.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATION

Previously reported amounts for 1998 have in some instances been reclassified to conform to the 1999 presentation.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of investments in debt securities at December 31, 1999 and 1998 are as follows:

                                                                           1999
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)
U.S. Treasury securities and obligations of
U.S. government corporations and agencies

                                              $       37,379  $          115  $        1,500  $       35,994


Debt securities issued by states of the
U.S. and political subdivisions of the
states                                                40,736             984             409          41,311

Corporate securities                               2,190,337          16,339          86,174       2,120,502

Mortgage-backed securities                         1,247,010           6,053          33,427       1,219,636
                                              --------------- --------------- --------------- ---------------


     Total                                    $    3,515,462  $    23,491     $      121,510  $    3,417,443

                                              =============== =============== =============== ===============

                                                                           1998
                                              -------------- --------------- ---------------- ---------------
                                                Amortized      Unrealized      Unrealized       Estimated
                                                  Cost           Gains           Losses         Fair Value
                                              -------------- --------------- ---------------- ---------------
                                                                     (in thousands)
U.S. Treasury securities and obligations of
U.S. government corporations and agencies
                                              $       57,830  $        1,721  $          321  $     59,230

Debt securities issued by states of the
U.S. and political subdivisions of the
states                                                85,647           6,582                         92,226
                                                                                           3

Corporate securities                               1,892,905          91,970          19,520      1,965,355

Mortgage-backed securities                         1,094,929          27,111           1,063      1,120,977
                                              --------------- --------------- --------------- --------------

     Total                                    $    3,131,311  $      127,384  $       20,907  $   3,237,788
                                              =============== =============== =============== ==============


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. DEBT AND EQUITY SECURITIES (continued)

The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Amortized Cost          Estimated Fair Value
                                                           (in thousands)

Due in one year or less                                    $     56,194              $     55,975
Due after one year through five years                           911,723                   898,407
Due after five years through ten years                          883,964                   844,669
Due after 10 years                                              416,571                   398,756
Mortgage-backed securities                                    1,247,010                 1,219,636

                                                 Total     $  3,515,462              $  3,417,443

Proceeds from sales of investments in debt securities during 1999 and 1998 were $1,148,425,000 and $1,230,984,000, respectively. Gross gains of $13,397,000 and
$24,034,000 and gross losses of $14,950,000 and $6,483,000 were realized on those sales in 1999 and 1998, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements



3. DEBT AND EQUITY SECURITIES (continued)


Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:



                                                                           1999
                                              ---------------------------------------------------------------
                                                               Unrealized       Unrealized
                                                   Cost           Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $       46,218  $            -  $        4,321  $       41,897

                                              =============== =============== =============== ===============

Common stocks                                 $       54,831  $       12,502  $        5,915  $       61,418
Subsidiaries                                          38,395               -          38,395
                                              --------------- --------------- --------------- ---------------


     Total common stock                       $       93,226  $       12,502  $       44,310  $       61,418

                                              =============== =============== =============== ===============



                                                                           1998
                                              ---------------------------------------------------------------
                                                                Unrealized      Unrealized
                                                   Cost           Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                    (in thousands)

Preferred stocks                              $       42,421  $          822  $          308  $       42,935
                                              =============== =============== =============== ===============

Common stocks                                 $       48,130  $        6,613  $        4,990  $       49,753
Subsidiaries                                          29,669               -          29,669               -
                                              --------------- --------------- --------------- ---------------

     Total common stock                       $       77,779  $        6,613  $       34,659  $      49,753
                                              =============== =============== =============== ===============


Proceeds from sales of investments in equity securities during 1999 and 1998 were $8,245,000 and $79,793,000, respectively. There were no realized gains for 1999 and $7,148,000 for 1998. Gross losses of $1,000 and $1,537,000 were realized on these sales in 1999 and 1998, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short term investment securities are based on quoted market prices. See footnote 3 for fair value disclosures.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $204,451,000 and $202,643,000, and $154,593,000 and $161,615,000 at
December 31, 1999 and 1998, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Carrying and fair values of investment-type contract reserves are $2,653,410,000 and $2,615,287,000, and $2,228,960,000 and $2,201,779,000 at December 31, 1999 and
1998, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,261,000 and $50,767,000 at December 31, 1999 and 1998, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


5. CONCENTRATIONS AT CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.


At December 31, 1999, the Company held unrated or less-than-investment grade corporate bonds of $294,268,000, with an aggregate fair value of $270,421,000. Those holdings amounted to 8.4% of the Company's investments in bonds and 6.8% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 51.8% of such mortgages ($105,799,000) involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $21,500,000.

During 1999, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.1% and 7.5%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 1999, the Company held no mortgages with interest overdue beyond one year. At December 31, 1999, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 1999, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 1999 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


6.  RELATED PARTY TRANSACTIONS

The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. Under the terms of the agreement, the Company retains the reserves and related assets. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business. The net effect of the agreements on operations of the Company has been recorded as an increase in general expenses of $8,536,000 and $6,922,000 in 1999 and 1998, respectively.


The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. Under the terms of this agreement, the Company assumed reserves of $22,819,000 and $25,255,000 as of December 31, 1999 and 1998, respectively. Amounts included in the statements of income resulting from this agreement are as follows:


                                             1999                 1998

                                      -----------------------------------------
                                                   (in thousands)

Premiums                              $             189    $            735
Net investment income                            (2,248)              1,633
Benefits and expenses                             4,285               3,689
Decrease in policy reserves                      (2,436)             (1,879)


Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance agreement.

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $34,942,000 and $41,232,000 in 1999 and 1998, respectively. Rent expense was $4,585,000 and $4,155,000 in 1999 and 1998, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


6.  RELATED PARTY TRANSACTIONS (continued)

During 1999 and 1998, the Company made capital contributions of $8,726,000 and $5,090,000 respectively, to its wholly owned subsidiary IFS Financial Services
(IFS). Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $5,076,000 and $2,358,000 in 1999 and 1998, respectively.

At December 31, 1999 and 1998, the Company had $55,338,000 and $43,537,000,
respectively, invested in the Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7. FEDERAL INCOME TAXES

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income:


                                                                              1999              1998

                                                                         ----------------------------------
                                                                                  (in thousands)


Income tax computed at statutory rate                                    $     11,857     $     9,003
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes                           6,000             296
   Deferred acquisition costs recorded for tax purposes                         3,214           1,193
   Reclassification of capital gains to ordinary income                         1,174             911
   Bond discount accrual                                                       (2,930)         (3,011)
   Difference between book and tax income from
       investments in partnerships                                                602          (1,450)
   Amortization of IMR                                                         (2,073)         (2,263)
   Changes in prior period estimates                                             (142)          1,362
   Other
     Federal income taxes                                                          59             347
                                                                         ---------------- -----------------
                                                                         $     17,761     $     6,388
                                                                         ================ =================


The Company made tax payments in the amount of $9,419,000 and $11,925,000 in 1999 and 1998, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


8. RECONCILIATION TO ANNUAL STATEMENT

Certain items on the balance sheet have been reclassified which results in a difference between the audited total assets and total assets for the 1999 and 1998 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total assets as of December 31, 1999 and 1998 is summarized as follows:

                                                                              1999               1998
                                                                        ------------------------------------
                                                                                  (in thousands)


Total assets per audited balance sheet                                  $    4,326,079     $    3,831,512
Life insurance premium and annuity considerations
  deferred and uncollected                                                     (27,545)           (27,643)
Unpaid losses on reinsurance ceded                                              (6,707)            (6,870)

                                                                        ------------------ -----------------

      Total assets per annual statement                                 $    4,291,827     $    3,796,999

                                                                        ================== =================


9. COMMITMENTS AND CONTINGENCIES


Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 1999 the Company does not have any material leases for office space or equipment.

10. REGULATORY RESTRICTIONS

The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 1999 and 1998, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


10. REGULATORY RESTRICTIONS (continued)


Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 1999, the Company did not pay dividends to Western and Southern.

11. ANNUITY RESERVES

At December 31, 1999, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:


                                                                               Amount          Percent
                                                                           (in thousands)
  Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                  $1,709,931      62.6%
     Subject to discretionary withdrawal (without
       adjustment) at book value with minimal or no
       charge or adjustment                                                        960,368      35.1
  Not subject to discretionary withdrawal *                                         63,674       2.3
  Total net annuity reserves and deposit fund liabilities                        2,733,973     100%

                                                                           ================  ============


*    Amount is net of $32,000 of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.



12. SEPARATE ACCOUNTS

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


Separate accounts held by the Company represent funds, which are administered for variable annuity contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 1999 is as follows:


                                                                                        Nonguaranteed
                                                                                      Separate Accounts

                                                                                    ----------------------
                                                                                       (in thousands)

Premiums, deposits and other considerations for the year ended December 31, 1999

                                                                                          $ 53,011
                                                                                    ======================


Reserves for separate accounts as of December 31, 1999

     (all subject to discretionary withdrawal)                                            $273,195
                                                                                    ======================



A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                            1999

                                                                                    ----------------------
                                                                                    ----------------------

                                                                                       (in thousands)

Transfers as reported in the statements of income of the separate accounts statement:
     Transfers to separate accounts                                                       $ 53,011
     Transfers from separate accounts                                                       39,772

                                                                                    ----------------------
                                                                                    ----------------------

Net transfers to separate accounts                                                          13,239

Reconciling Adjustments:

      Miscellaneous income                                                                      70
                                                                                    ----------------------


Net transfers as reported in the statements of income                                     $ 13,309

                                                                                    ======================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


13. SUBSEQUENT EVENT

On April 18, 2000, Western and Southern's Board of Directors adopted a plan of reorganization under Ohio's law. This plan of reorganization provides for the reorganization of Western and Southern as a stock life insurance company that is initially a wholly owned subsidiary, and at all times must be at least majority-controlled subsidiary, of a mutual insurance holding company in accordance with the requirements of Sections 3913.25 to 3913.38 of the Ohio Revised Code. To become effective, the plan of reorganization must be approved by policyholders, and thereafter by the Superintendent of Insurance of the State of Ohio.

          Report of Independent Auditors on Other Financial Information



To the Board of Directors of
 Western-Southern Life Assurance Company


Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of selected statutory-basis financial data is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory-basis financial statements and, in our opinion, is fairly stated in all material respects in relation to the statutory-basis financial statements taken as a whole.

This report is intended solely for the information and use of the Company and state insurance regulatory authorities and is not intended to be and should not be used for anyone other than these specified parties.



                                                           /s/ ERNST & YOUNG LLP

April 18, 2000

                    Western-Southern Life Assurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data
                      for the year ended December 31, 1999


                                                      (in thousands)

Investment income earned:
     Government bonds                                $        23,996
     Other bonds (unaffiliated)                              209,441
     Bonds of affiliates                                         883
     Preferred stocks (unaffiliated)                           3,819
     Preferred stocks of affiliates                                -
     Common stocks (unaffiliated)                              6,830
     Common stocks of affiliates                                   -
     Mortgage loans                                           14,308
     Real estate                                               1,013
     Premium notes, policy loans and liens                     3,573
     Collateral loans                                              -
     Cash on hand and on deposit                                   1
     Short-term investment                                     8,162
     Other invested assets                                        13
     Derivative instruments                                        -
     Aggregate write-ins for investment income                   312
          Gross investment income                            272,351

Real estate owned - book value less encumbrances               7,828

Mortgage loans - book value
     Farm mortgages                                                -
     Residential mortgages                                         -
     Commercial mortgages                                    204,451
          Total mortgage loans                               204,451

Mortgage loans by standing - book value:
     Good standing                                           204,451
     Good standing with restructured terms                         -
     Interest overdue more than three months, not in
        foreclosure                                                -
     Foreclosure in process                                        -

Other long-term assets - statement value:
     Collateral loans                                              -

Bonds and stocks of parents, subsidiaries and
   affiliates - book value:
     Bonds                                                     3,930
     Preferred stocks                                              -
     Common stocks                                            38,395

                    Western-Southern Life Assurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data
                      for the year ended December 31, 1999

                                                      (in thousands)

Bonds and short-term investments by class and maturity:
     Bonds by maturity - statement value due within
        one year or less                             $       180,260
     Over 1 year through 5 years                           1,217,029
     Over 5 years through 10 years                         1,219,224
     Over 10 years through 20 years                          367,234
     Over 20 years                                           599,612
          Total by maturity                                3,583,359

Bonds by class - statement value:
     Class 1                                               2,562,873
     Class 2                                                 726,218
     Class 3                                                 138,897
     Class 4                                                 127,167
     Class 5                                                  28,204
     Class 6                                                       -
          Total by class                                   3,583,359

          Total bonds publicly traded                      3,176,254

          Total bonds privately placed                       407,105

Preferred stocks - statement value                            46,218

Common stocks - market value                                  61,418

Short-term investments - book value                           67,898

Financial options owned - statement value                          -

Financial options written and in force - statement value           -

Financial future contracts open - current price                    -

Life insurance in force:
     Industrial                                                    -
     Ordinary                                             20,763,751
     Credit life                                                   -
     Group life                                                    -

Amount of accidental death insurance under ordinary
   policies                                                1,020,362

                    Western-Southern Life Assurance Company

        Supplemental Schedule of Selected Statutory-Basis Financial Data
                      for the year ended December 31, 1999

                                                      (in thousands)

Life insurance policies with disability provisions
   in force:                                         $
     Industrial                                                    -
     Ordinary                                             10,971,308
     Credit life                                                   -
     Group life                                                    -

Supplemental contract in force:
     Ordinary - not involving life contingencies
          Amount on deposit                                    1,968
          Income payable                                       3,865

     Ordinary - involving life contingencies
     Amount on deposit                                             -
     Income payable                                              888

Annuities:
     Ordinary:
          Immediate - amount of income payable                 7,964
          Deferred - fully paid account balance            1,552,493
          Deferred - Not fully paid - account balance      1,118,942

Group:
     Amount of income payable                                      -
     Fully paid account balance                                    -
     Not fully paid account balance                                -

Accident and health insurance - premium in force:
     Ordinary                                                      -
     Group                                                         -
     Credit                                                        -

Deposit funds and dividend accumulations:
     Deposit funds - account balance                              85
     Dividend accumulation - account balance                       -

Western-Southern Life Assurance Company

Supplemental Schedule of Selected Statutory-Basis Financial Data for the year ended December 31, 1999


                                            (in thousands)
Claim payments 1999:

Group and accident and health year ended
   December 31, 1999                                 $
          1999                                                     -
          1998                                                     -
          1997                                                     -

Other accident and health
          1999                                                     -
          1998                                                     -
          1997                                                     -

Other coverages that use developmental methods to calculate
          1999                                                     -
          1998                                                     -
          1997                                                     -

Distributor

Touchstone Securities, Inc.                    Sub-Accounts
311 Pike Street
Cincinnati, Ohio  45202                        o AIM V.I. Growth
(800) 669-2796 (press 3)                       o AIM V.I. Government Securities
                                               o Alger American Small
                                                 Capitalization

Sponsor                                        o Alger American Growth
                                               o Deutsche Equity 500 Index
Touchstone Advisors, Inc.                      o MFS VIT Emerging Growth
311 Pike Street                                o MFS VIT Growth with Income
Cincinnati, Ohio  45202                        o PIMCO Long-Term U.S. Government
                                                 Bond

                                               o Touchstone Small Cap Value
Touchstone Variable Annuity Service Center     o Touchstone Emerging Growth
                                               o Touchstone International Equity

Touchstone Variable Annuity Service Center     o Touchstone High Yield
P.O. Box 2850                                  o Touchstone Value Plus
Cincinnati, Ohio 45201-2850                    o Touchstone Growth & Income
(800) 669-2796 (press 2)                       o Touchstone Enhanced 30
                                               o Touchstone Balanced
Transfer Agent                                 o Touchstone Bond
                                               o Touchstone Standby Income
State Street Bank and Trust Company            o Touchstone Income Opportunity
P.O. Box 8578

Boston, Massachusetts  02266-8518

Administrator, Custodian
and Fund Accounting Agent


Investors Bank & Trust Company                       STATEMENT OF
200 Clarendon Street                                 ADDITIONAL INFORMATION
Boston, Massachusetts  02116                         May 1, 2000


Independent Accountants


Ernst & Young LLP
250 East Fifth Street
Cincinnati, Ohio  45202


Legal Counsel

Frost & Jacobs LLP
2500 PNC Center
201 East Fifth Street
Cincinnati, Ohio  45202

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)     No financial statements are included in Part A.

        The following financial statements are incorporated by reference into Part B:

        WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1


          (1)      Report of Ernst & Young LLP.

          (2)      Report of PricewaterhouseCoopers LLP.

          (3)      Statement of Net Assets as of December 31, 1999.

          (4) Statement of Operations and Changes in Net Assets for the periods ended December 31, 1999 and 1998.


          (5)      Notes to Financial Statements.

          (6) Supplementary Information - Selected Per Unit Data and Ratios for the period ended December 31, 1999.


        WESTERN-SOUTHERN LIFE ASSURANCE COMPANY


          (1)      Report of Ernst & Young LLP.

          (2)      Report of PricewaterhouseCoopers LLP.

          (3) Statuory-basis Balance Sheets as of December 31, 1999 and 1998.

          (4) Statutory-basis Statements of Income for the years ended December 31, 1999 and 1998.

          (5) Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 1999 and 1998.

          (6) Statutory-basis Statements of Cash Flows for the years ended December 31, 1999 and 1998.

          (7)      Notes to statutory-basis Financial Statements.

          (8) Supplemental Schedule for Selected Statutory-Basis Financial Data for the year ended December 31, 1999.


(b)     Exhibits:

        (1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

        (2)     Not Applicable.

        (3)     (a)      Distributor Agreement between the Company (on behalf
                         of Separate Account 1) and Touchstone Securities,
                         Inc.(3)

                (b)      Commission Schedule. (3)

                (c)      Specimens of General Agency Agreement.(5)

        (4)     (a)      Specimen Touchstone Variable Annuity Contract 9408-5550
                         WSA.(5)

                (b)      Specimen Endorsement for SIMPLE IRA 9801-5600 WSA
                         END.(5)

                (c)      Specimen Endorsement for IRA 9801-5606 WSA END.(5)

                (d)      Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

                (e) Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

                (f)      Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

                (g)      Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

                (h) Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA END.(5)

                (i) Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

                (j) Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA. (5)

                (k)      Specimen Endorsement 9912-5573 WSA END.

        (5) Specimen Application Form for Touchstone Variable Annuity DO-11-IFS-VARI-9805. (5)

        (6)     (a)      Amended Articles of Incorporation of the Company. (1)

                (b)      Amended Code of Regulations of the Company. (1)

        (7)     Not Applicable.


        (8)     (a)      (i)   Administration Agreement between Investors Bank &
                               Trust Company and Select Advisors Variable
                               Insurance Trust ("VIT") n/k/a Touchstone Variable
                               Series Trust ("TVST"). (2)

                         (ii)  Amendment to Administration Agreement. (4)

                (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

                (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

                (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.

                (e)      (i)   Fund Participation Agreement between
                               Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.

                         (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.

                         (iii) Participation Agreement among The Alger American
                               Fund, WSLAC and Fred Alger & Company.

                         (iv) Service Agreement between Fred Alger Management Inc. and WSLAC.

                         (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.

                         (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.

                        (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.

                       (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.

                         (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.


         (9)    Opinion and Consent of Donald J. Wuebbling, Esq. (5)


        (10)    (a)      Consent of Ernst & Young LLP.

                (b)      Consent of PricewaterhouseCoopers LLP


        (11)    Not Applicable.

        (12)    Not Applicable.

        (13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

        (14)    Not Applicable.

        (99)    Powers of Attorney -- Directors of the Company.


-------------------------------------------------------------------------------

                  (1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

                  (2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

                  (3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

                  (4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

                  (5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

                  (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).


ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in
        Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

        William J. Williams                 Chairman of the Board and Director

        John F. Barrett                     Director, Chief Executive Officer
                                            and President

        James N. Clark                      Director and Secretary

        Dr. J. Harold Kotte                 Director

        Dr. Lawrence C. Hawkins             Director
        Omni-Man, Inc.
        3909 Reading Road
        Cincinnati, Ohio 45229

        Eugene P. Ruehlmann                 Director
        Vorys, Sater, Seymour and Pease
        Suite 2100 Atrium Two
        221 East Fourth Street
        Cincinnati, Ohio 45202

        Thomas L. Williams                  Director
        North American Properties
        212 East Third Street
        Suite 300
        Cincinnati, Ohio 45202

        Donald A. Bliss                     Director
        10892 East Fanfol Lane
        Scottsdale, Arizona 85259


        George H. Walker                    Director
        Stifel, Nicolaus & Co.
        500 N. Broadway
        St. Louis, Missouri 63102

        Rev. James E. Hoff, S.J.            Director
        Xavier University
        3800 Victory Parkway
        Cincinnati, Ohio 45207]


        Herbert R. Brown                    Vice President

        Keith T. Clark                      Vice President and Medical Director

        Bryan C. Dunn                       Senior Vice President and Chief
                                            Marketing Officer

        David G. Ennis                      Vice President and Auditor

        Noreen J. Hayes                     Senior Vice President

        Edward S. Heenan                    Vice President and Comptroller

        Dale P. Hennie                      Senior Vice President

        Carroll R. Hutchinson               Senior Vice President

        William F. Ledwin                   Senior Vice President and Chief
                                            Investment Officer

        Harold V. Lyons                     Vice President and Actuary

        Nora E. Moushey                     Senior Vice President and Chief
                                            Actuary

        Jill T. McGruder                    Senior Vice President

        J. J. Miller                        Senior Vice President

        Mario J. San Marco                  Vice President

        Thomas M. Stapleton                 Vice President

        Robert H. Starnes                   Vice President

        Richard K. Taulbee                  Vice President



        Robert L. Walker                    Senior Vice President and Chief
                                            Financial Officer

        Donald J. Wuebbling                 Senior Vice President and
                                            General Counsel


        James J. Vance                      Treasurer

ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
            REGISTRANT

        The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

                Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

                   Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

                   IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

                        IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

                        IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

                        Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

                        Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

                        IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

                        IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

                        IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.




                Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

                Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

                Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

                Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by Fort Washigton Investment Advisors, Inc.; registered invest-ment adviser.

                Countrywide Financial Services, Inc. ("CFS"); Ohio corporation, 100% owned by Fort Washington Investment Advisors, Inc.; financial services company.

                        Countrywide Fund Services, Inc.; Ohio corporation; 100% owned by CFS; registered transfer agent.

                        Countrywide Investments, Inc.; Ohio corporation; 100% owned by CFS; registered investment advisor and registered broker-dealer.

                        CW Fund Distributors, Inc.; Delaware corporation; 100% owned by CFS; registered broker-dealer.

                Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

                   Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

                       Colpick, Inc.; Ohio corporation; 100% owned by Colmain Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

                   CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

                       Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

                       Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

                       Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

                       Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

                   CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                   CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

                Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

                   Seasons Management Company; Ohio corporation; 100 % owned by Eagle Properties, Inc.; management of real estate.

                Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

                WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

                Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

                AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

                Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

                Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

                W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

ITEM 27. -- NUMBER OF CONTRACT OWNERS


       As of December 31, 1999, there were 2,964 owners of Qualified Contracts and 2,809 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).


ITEM 28. -- INDEMNIFICATION

        The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

        Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

        The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS


        (a) Touchstone Securities, Inc. ("Touchstone Securities") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2 and as distributor for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.


        (b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

                 Name                                  Position/Office with
                 ----                                  Touchstone Securities
                                                       ---------------------

                 James N. Clark                        Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Jill T. McGruder                      Director, Chief Executive
                 311 Pike Street                       Officer and President
                 Cincinnati, Ohio 45202

                 Edward S. Heenan                      Director and Controller
                 400 Broadway
                 Cincinnati, Ohio 45202

                 William F. Ledwin                     Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Donald J. Wuebbling                   Director
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Richard K. Taulbee                    Vice President
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Robert F. Morand                      Secretary
                 400 Broadway
                 Cincinnati, Ohio 45202

                 Patricia Wilson                       Chief Compliance Officer
                 311 Pike Street
                 Cincinnati, Ohio 45202

        (c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc.


                 Net Underwriting Discounts and    Compensation on     Brokerage Commissions      Compensation
                          Commissions               Redemptions
                 ------------------------------- -------------------- ---------------------- ---------------------


                            $ 601,693            $ -0-                  $ -0-                 $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

         Accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. -- UNDERTAKINGS

         Registrant undertakes to:

         (a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

         Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

         Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

         Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life
         Assurance Company.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 11 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 20 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2000.


                                      WESTERN-SOUTHERN LIFE ASSURANCE
                                      COMPANY SEPARATE ACCOUNT 1

                                      By       WESTERN-SOUTHERN LIFE
                                               ASSURANCE COMPANY

                                      By       /s/ Edward S. Heenan
                                               --------------------
                                               Edward S. Heenan,
                                               Vice President and Controller

         As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:


/s/ John F. Barrett                                           April 26, 2000
--------------------------------------------
John F. Barrett,
President, Director and
Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:


/s/ Robert L. Walker                                          April 26, 2000
--------------------------------------------
Robert L. Walker,
TreasurerSenior Vice President and
Chief Financial Officer


DIRECTORS:

DONALD A. BLISS
JAMES N. CLARK
LAWRENCE C. HAWKINS
JAMES E. HOFF, S.J.                      By     /s/ Edward S. Heenan
J. HAROLD KOTTE                                 --------------------
EUGENE P. RUEHLMANN                             Edward S. Heenan,
GEORGE H. WALKER                                as attorney-in fact for
                                                each Director

THOMAS L. WILLIAMS                              April 26, 2000
WILLIAM J. WILLIAMS

                                  EXHIBIT INDEX


EXHIBIT              DESCRIPTION                                           PAGE

4 (k)                Specimen Endorsement

8 (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and Touchstone
                     Variable Series Trust ("TVST")

8(e)(i)              Fund Participation Agreement between
                     Western-Southern Life Assurance Company
                     ("WSLAC") and TVST

8 (e)(ii)            Amendment No. 1 to Fund Participation Agreement
                     between WSLAC and TVST

8 (e)(iii)           Participation Agreement among The Alger American
                     Fund, WSLAC and Fred Alger & Company

8 (e)(iv)            Service Agreement between Fred Alger Management Inc.
                     and WSLAC

8 (e)(v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.

8 (e)(vi)            Participation Agreement among MFS Variable Insurance
                     Trust, WSLAC and Massachusetts Financial Services
                     Company

8 (e)(vii)           Participation Agreement among WSLAC, PIMCO Variable
                     Insurance Trust and PIMCO Funds
                     Distributors LLC

8 (e)(viii)          Service Agreement between PIMCO Funds Distributors
                     LLC and WSLAC

8 (e)(ix)            Administrative Services Agreement between WSLAC and AIM
                     Advisors, Inc.

10 (a)               Consent of Ernst & Young LLP

10 (b)               Consent of PricewaterhouseCoopers LLP

99                   Powers of Attorney--Directors of the Company